LETTER TO THE SHAREHOLDERS OF THE PIERPONT DIVERSIFIED FUND

February 15, 1996

Dear Shareholder:

In an excellent year for U.S. capital markets, we are pleased to report that The Pierpont Diversified Fund had an outstanding return for its semi-annual reporting period and for the calendar year. In this environment, superior security selection helped the Fund to take advantage of the extraordinary returns of the stock and bond markets and outperform its peer group average. The Fund returned 10.88% for the second half of 1995 and 26.47% for the year compared with 9.78% and 24.80%, respectively, for the Morningstar Balanced Funds Average.

Just as important as this year's stellar returns, we believe the Fund is on track for achieving its long-term goal of what can be called "balanced growth." This goal is to produce a total return that approaches the performance of stocks of large- and medium-sized companies and that exceeds the return typical of a fixed income portfolio. We believe the Fund's success can be seen in the accompanying table on page 2, which shows the Fund's historical returns versus the broad stock and bond markets as well as its Morningstar peer group.

We are also pleased to announce that we have made some revisions to the Fund's financial report as part of our ongoing dedication to provide better service to shareholders. In addition to adding more graphics and making Fund performance easier to locate, we have added a portfolio management review. This review gives a market summary and discusses how Morgan's investment decisions for the Fund's Portfolio affected performance during the reporting period. It also includes our outlook for 1996 and why we believe remaining diversified will be important in the year ahead as well as for the long term.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

--------------------------------------------------------------------------------
     TABLE OF CONTENTS

     LETTER TO THE SHAREHOLDERS. . . . .1    FUND FACTS AND HIGHLIGHTS . . . 6

     FUND PERFORMANCE. . . . . . . . . .2    SPECIAL FUND-BASED SERVICES . . 7

     PORTFOLIO MANAGEMENT REVIEW . . . .3    FINANCIAL STATEMENTS. . . . . . 8

--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                             TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS
                                        ------------------           ---------------------------------
                                        THREE     SIX                     ONE           SINCE
AS OF DECEMBER 31, 1995                 MONTHS    MONTHS                  YEAR          9/10/93*
---------------------------------------------------------            ---------------------------------
The Pierpont Diversified Fund             5.19%    10.88%                26.47%         12.14%
Morningstar Balanced Funds Average        4.18%     9.78%                24.80%          9.34%
S&P 500 Index                             6.02%    14.45%                37.58%         17.09%
Salomon Brothers Broad Investment
  Grade Bond Index                        4.34%     6.32%                18.55%          6.49%

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

*CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PIERPONT DIVERSIFIED FUND FROM SEPTEMBER 10, 1993 THROUGH DECEMBER 15,1 993 (THE FUND'S COMMENCEMENT OF OPERATIONS) REFLECTS THE PERFORMANCE OF THE JPM INSTITUTIONAL DIVERSIFIED FUND, WHICH HAS A SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE AND POLICIES AS THE PIERPONT DIVERSIFIED FUND AND LIKE THE PIERPONT DIVERSIFIED FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE DIVERSIFIED PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS THE DEDUCTION OF THE EXPENSES OF THE JPM INSTITUTIONAL DIVERSIFIED FUND, WHICH WERE LOWER THAN THE EXPENSES OF THE PIERPONT DIVERSIFIED FUND. ALL RETURNS CALCULATED FROM SEPTEMBER 30, 1993. THE FUNDS' AVERAGE ANNUAL TOTAL RETURN SINCE SEPTEMBER 10, 1993 IS 11.58%.

PORTFOLIO MANAGEMENT REVIEW

MARKET REVIEW

U.S. STOCKS SOAR: In the second half of the year, the U.S. stock market rally continued to be fueled by a combination of declining interest rates, strong corporate earnings, continued prospects for benign inflation, and record flows of money into domestic stock funds. For most of the period, investor buying tended to be concentrated in the largest company stocks and a few sectors such as health care and finance. In this environment, large-cap stocks outperformed small-cap stocks. By the end of December, we began to see some indications that investor buying was broadening.

U.S. BONDS ALSO RALLY: The Federal Reserve lowered short-term rates in December, following its last move in July. This easing of monetary policy, coupled with the prospects for an eventual budget compromise in Washington, renewed investor optimism that 1996 would continue on a slow-growth nonrecessionary low-inflationary path. This environment also caused interest rates for notes and bonds to fall about 50 basis points during the fourth quarter, with the Salomon Brothers Broad Investment Grade Bond Index returning 6.32% for the second half of the year.

INTERNATIONAL MARKETS BEGIN TO REBOUND: International equity markets rose 8.39% in U.S. dollar terms for the period, as measured by the Morgan Stanley Capital International Europe, Australia, Far East (MSCIEAFE) Index. Continuing to gain strength after its June turnaround, Japan posted an 8.77% return for the period in U.S. dollar terms, as measured by TOPIX (an index of common stocks listed on the Tokyo Stock Exchange). The MSCI Europe Index returned 7.76% for the second half of 1995. European economies became increasingly weak during the period, allowing for further short-term rate reductions led by the Bundesbank.

PERFORMANCE REVIEW: DIVERSIFICATION AND STOCK SELECTION ADD VALUE

Diversification benefits the investment decision making process in the same way it benefits portfolios. In both cases it should improve the consistency of results. The greater the diversity of your investment decisions, the more likely it is you will add value each year. For example, the Portfolio's superior security selection in all of its asset classes added value during the period. These gains more than offset our premature decision to slightly underweight U.S stocks, which continued to outperform bonds. On a longer term basis, however, we believe that such allocation decisions should add value.

We also add additional layers of diversification through managing the duration (a measure of sensitivity to changes in interest rates) of the Portfolio's fixed income securities and through country allocation within its international portion. During the period, the Portfolio's longer-than-Index duration of its fixed income holdings added value as the Treasury yield curve flattened. At the same time, the Portfolio's international country allocation also helped returns, as its overweighting in Japan paid off when that market turned around during the second half of the year.

MORGAN'S ECONOMIC FORECAST

GROWTH IN THE U.S.: Corporate operating margins in the U.S. have been driven to cyclical peaks as a result of low wage growth, industry restructuring, and strong boosts in productivity. While sales should continue to grow, profit margins are likely to come under downward pressure in 1996. Business investment spending has been one of the strongest areas of the economy in the past couple of years. While much of this spending had been for cost reduction, capacity is growing rapidly as well. Increased capacity is likely to mean downward pressure on profit margins in the affected industries. The sluggishness of the world economy is likely to reinforce this tendency. In addition, a stronger dollar is also likely to reduce margins.

The surprisingly good inflation performance in 1995 suggests that arguments for continued restraint are diminishing and the Federal Reserve has further room to ease following its 0.25% rate cut in December (as it did again at the end of January 1996). As a result, our belief is that Fed motivations are shifting from a policy of growth prevention to recession prevention, implying that the central bank will likely be more responsive to signs of weakness going forward than it has been to date. Our view is that a rebound in the U.S. economy is likely this year, rather than continued sluggish economic growth.

RECOVERY IN SOME INTERNATIONAL MARKETS: We see potential in the core European countries, which are taking decisive actions to restart economic growth. Because the implications for corporate profits in Europe are positive, we find selected markets like France and Germany attractive. While Japanese equities appear to be at fair value, we still see some growth potential within that market.

In currencies, we expect the dollar to continue to strengthen, although the extent of its undervaluation has been significantly reduced since early summer. We continue to find the yen overvalued and expect it to weaken versus the dollar and the German mark.

MAINTAINING REALISTIC EXPECTATIONS FOR THE YEAR AHEAD

Following an unusual year of outstanding gains in the U.S. capital markets, we think it's prudent to have realistic expectations for the year ahead. We think it is unlikely U.S. stocks and bonds will reproduce their 1995 returns. In order to capitalize on the different environment, we have made some minor allocation changes since the end of the reporting period. As always, the Portfolio will also rely on Morgan's equity and fixed income research specialists to make individual security selection decisions that we believe will add value under all market conditions.

Going forward, the Portfolio's asset allocation favors a slightly above-normal position in U.S. fixed income securities and below-normal position in U.S. large-cap stocks as bonds appear somewhat more attractively valued. Our analysis indicates that international stocks are slightly undervalued, particularly within certain markets such as France and Germany. Since the end of the reporting period, we have begun to moderately overweight international stocks in the Portfolio. We believe small-cap stocks remain close to fair value and are currently maintaining a near-normal allocation in this asset class.

A DIVERSIFIED STRATEGY CAN HAVE ADVANTAGES OVER SINGLE-ASSET ALTERNATIVES [DIVERSIFIED SEMI-ANNUAL LINE CHART]

                         ANN. CMPD.     STD. DEV.
                         (RETURN)       (RISK)
Cash                     1.5%           3.0%
Bonds                    3.25%          7.5%
Balanced growth          5.02%          11.27%
Large cap stocks         5.25%          16.0%
International stocks     5.82%          19.27%
Small cap stocks         7.11%          24.0%

THIS CHART IS FOR ILLUSTRATIVE PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF THE FUND OR THE PORTFOLIO IN WHICH IT INVESTS. THE HYPOTHETICAL BALANCED GROWTH PORTFOLIO SHOWS THE EXPECTED LONG-TERM RETURN AND VOLATILITY OF AN UNMANAGED PORTFOLIO CONSISTING OF A 52% LARGE-CAP STOCKS, 35% BONDS, 10% INTERNATIONAL, AND 3% SMALL CAP STOCKS.

SOURCE: J.P. MORGAN

MAINTAINING A DIVERSIFIED, LONG-TERM APPROACH

The chart above shows the expected long-term returns of different asset classes compared with a hypothetical balanced growth portfolio (52%, large-cap stocks 35% bonds, 10% international stocks, and 3% small-cap stocks). The line is to help show approximately where a balanced portfolio falls on the risk/return spectrum in relation to single asset class investments. Over the long term, the balanced approach should provide investors with higher returns than a portfolio consisting solely of fixed income securities. It is also expected to have less risk than a portfolio of U.S. small- or large-cap stocks or international stocks.

Given the multitude of investment opportunities within the U.S. capital markets and foreign markets, we believe it is impossible to consistently predict exactly which markets to be in at the right times. Yesterday's winners often prove to be tomorrow's losers, making it difficult to rely on a single market or asset class. For this reason, we believe that The Pierpont Diversified Fund can be an excellent actively managed vehicle for those seeking long-term returns while controlling risk.

FUND FACTS

INVESTMENT OBJECTIVE

The Pierpont Diversified Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income securities. It is designed for investors who wish to invest for long-term objectives such as retirement and who seek over time to attain real appreciation in their investments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

--------------------------------------------------
NET ASSETS AS OF 12/31/95
$35,151,963

--------------------------------------------------
EX-DIVIDEND DATES
9/12/96, 12/26/96

--------------------------------------------------
DIVIDEND PAYABLE DATES (WEEK OF)
9/13/96, 12/27/96

--------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
9/13/96, 12/27/96

--------------------------------------------------

EXPENSE RATIO

The Fund's current annual expense ratio of 0.98% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring dividend or redemption proceeds from the Fund.

FUND HIGHLIGHTS

ALL DATA AS OF DECEMBER 31, 1995

NORMAL ALLOCATION

[pie chart]

     / / U.S. LARGE-CAP EQUITIES 52.0%

         FIXED INCOME 35.0%

     / / INTERNATIONAL EQUITIES 10.0%


     / / U.S. SMALL-CAP EQUITIES 3.0%


PORTFOLIO ALLOCATION AT DECEMBER 31, 1995

[pie chart]

     / / U.S. LARGE-CAP EQUITIES 46.8%

         FIXED INCOME 34.9%

     / / INTERNATIONAL EQUITIES 9.3%

     / / U.S. SMALL-CAP EQUITIES 2.9%

     / / CASH 6.1%


LARGEST COMMON STOCK
--------------------------------------------------
HOLDINGS                          % OF PORTFOLIO

AT&T CORP.                              1.5
ROYAL DUTCH PETROLEUM CO.               1.3
PHILIP MORRIS COS. INC.                 1.2
IBM                                     1.1
PROCTER & GAMBLE                        1.0
WAL-MART STORES INC.                    1.0
HEWLETT-PACKARD CO.                     0.9
PEPSICO, INC.                           0.9
ELI LILLY & CO.                         0.9
CHEVRON CORP.                           0.8

SPECIAL FUND-BASED SERVICES


IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.


SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE PIERPONT DIVERSIFIED FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENT PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE DIVERSIFIED PORTFOLIO (THE "PORTFOLIO"), A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES, WHICH ARE SUBJECT TO SPECIAL RISKS; PROSPECTIVE INVESTORS SHOULD REFER TO THE FUND'S PROSPECTUS FOR A DISCUSSION OF THESE RISKS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE PIERPONT DIVERSIFIED FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Diversified Portfolio ("Portfolio") at value                  $35,626,454
Receivable for Shares of Beneficial Interest Sold                                  125,935
Deferred Organization Expenses                                                      20,265
Receivable for Expense Reimbursement                                                 7,235
Prepaid Trustees' Fees and Expenses                                                     25
Prepaid Expenses                                                                       208
                                                                                ----------
    Total Assets                                                                35,780,122
                                                                                ----------

LIABILITIES
Payable for Shares of Beneficial Interest Redeemed                                 565,566
Shareholder Servicing Fee Payable                                                   46,445
Administration Fee Payable                                                             712
Fund Services Fee Payable                                                              138
Administrative Services Fee Payable                                                     72
Accrued Expenses                                                                    15,226
                                                                                ----------
    Total Liabilities                                                              628,159
                                                                                ----------

NET ASSETS
Applicable to 3,022,793 Shares of Beneficial Interest Outstanding               $35,151,963
 (unlimited authorized shares, par value $0.001)
                                                                                ----------
                                                                                ----------
Net Asset Value, Offering and Redemption Price Per Share                            $11.63

ANALYSIS OF NET ASSETS
Paid-in Capital                                                                 $31,991,054
Distributions in Excess of Net Investment Income                                  (111,404)
Accumulated Net Realized Gain on Investment                                        611,973
Net Unrealized Appreciation of Investment                                        2,660,340
                                                                                ----------
    Net Assets                                                                  $35,151,963
                                                                                ----------
                                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT DIVERSIFIED FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                                $ 373,386
Allocated Interest Income (Net of Foreign Withholding Tax of $9)
                                                                                  195,990
Allocated Dividend Income (Net of Foreign Withholding Tax of
 $3,707)
                                                                                  (93,627)
Allocated Portfolio Expenses (Net of Reimbursement of $19,689)
                                                                                ---------
                                                                                  475,749
Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                            $  35,841
Transfer Agent Fees                                                     12,268
Registration Fees                                                       11,422
Printing Expenses                                                       11,090
Administration Fee                                                       3,586
Amortization of Organization Expenses                                    3,459
Fund Services Fee                                                        1,024
Trustees' Fees and Expenses                                                276
Administrative Services Fee                                                 72
Miscellaneous                                                            5,041
                                                                     ---------
Total Fund Expenses                                                     84,079
Less: Reimbursement of Expenses                                        (37,209)
                                                                     ---------
                                                                                  (46,870)
NET FUND EXPENSES
                                                                                ---------

                                                                                  428,879
NET INVESTMENT INCOME

                                                                                1,323,460
NET REALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
 ALLOCATED FROM PORTFOLIO
                                                                                1,217,320
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT AND FOREIGN
 CURRENCY TRANSLATIONS ALLOCATED FROM PORTFOLIO
                                                                                ---------

                                                                                $2,969,659
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                ---------
                                                                                ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT DIVERSIFIED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE SIX MONTHS    FOR THE FISCAL
                                                                         ENDED DECEMBER 31,   YEAR ENDED JUNE
                                                                          1995 (UNAUDITED)        30, 1995
                                                                         ------------------  ------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                      $      428,879      $      495,137
Net Realized Gain on Investment and Foreign Currency Transactions
 Allocated from Portfolio                                                       1,323,460             397,319
Net Change in Unrealized Appreciation of Investment and Foreign
 Currency Translations Allocated from Portfolio                                 1,217,320           1,718,483
                                                                         ------------------  ------------------
Net Increase in Net Assets Resulting from Operations                            2,969,659           2,610,939
                                                                         ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                            (830,365)           (223,701)
Net Realized Gain                                                              (1,142,118)            (43,693)
                                                                         ------------------  ------------------
Total Distributions to Shareholders                                            (1,972,483)           (267,394)
                                                                         ------------------  ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                               11,437,260          16,869,445
Reinvestment of Dividends and Distributions                                     1,945,350             253,822
Cost of Shares of Beneficial Interest Redeemed                                 (1,623,649)         (4,093,846)
                                                                         ------------------  ------------------
Net Increase from Transactions in Shares of Beneficial Interest                11,758,961          13,029,421
                                                                         ------------------  ------------------
Total Increase in Net Assets                                                   12,756,137          15,372,966

NET ASSETS
Beginning of Period                                                            22,395,826           7,022,860
                                                                         ------------------  ------------------
End of Period (including undistributed net investment income of $0 and
 $290,082, respectively)                                                   $   35,151,963      $   22,395,826
                                                                         ------------------  ------------------
                                                                         ------------------  ------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT DIVERSIFIED FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                 FOR THE PERIOD
                                                                                                DECEMBER 15, 1993
                                                       FOR THE SIX MONTHS    FOR THE FISCAL     (COMMENCEMENT OF
                                                       ENDED DECEMBER 31,   YEAR ENDED JUNE    OPERATIONS) TO JUNE
                                                        1995 (UNAUDITED)        30, 1995            30, 1994
                                                       ------------------  ------------------  -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $    11.20          $     9.81           $   10.00
                                                              -------             -------              ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.14                0.28                0.09
Net Realized and Unrealized Gain (Loss) on Investment
 and Foreign Currency Allocated from Portfolio                   1.05                1.37               (0.27)
                                                              -------             -------              ------
Total from Investment Operations                                 1.19                1.65               (0.18)
                                                              -------             -------              ------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.32)              (0.20)              (0.01)
Net Realized Gain on Investment Allocated from
 Portfolio                                                      (0.44)              (0.06)               0.00
                                                              -------             -------              ------
Total Distributions to Shareholders                             (0.76)              (0.26)              (0.01)
                                                              -------             -------              ------
NET ASSET VALUE, END OF PERIOD                             $    11.63          $    11.20           $    9.81
                                                              -------             -------              ------
                                                              -------             -------              ------
Total Return                                                    10.88%(a)           17.08%              (1.82)%(a)
                                                              -------             -------              ------
                                                              -------             -------              ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)                 $   35,152          $   22,396           $   7,023
Ratios to Average Net Assets
    Expenses                                                     0.98%(b)            0.98%               0.98%(b)
    Net Investment Income                                        2.99%(b)            3.39%               2.80%(b)
    Decrease Reflected In Expense Ratio due to
     Expense Reimbursement                                       0.40%(b)            0.91%               1.52%(b)

------------------------
(a) Not Annualized

(b) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pierpont Diversified Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced investment operations on December 15, 1993.

The Fund invests all of its investable assets in The Diversified Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (19% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of realized net capital gains, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $34,724. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the

THE PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the period from July 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $3,548.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from Decenber 29, 1995 through December 31, 1995, Signature's fee for these services amounted to $38.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.15% of the Fund's average daily net assets up to and including $100 million and 0.13% of any excess over $100 million. For the period from July 1, 1995 through August 31, 1995, Morgan agreed to reimburse the Fund $8,350 for expenses that exceeded this limit. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Adminstrative Services Agreement with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share that the Fund's net assets bear to the

THE PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period from December 29, 1995 through December 31, 1995, Morgan's fee for these services amounted to $72.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.98% of the average daily net assets of the Fund through October 31, 1996. For the six months ended December 31, 1995, Morgan has agreed to reimburse the Fund $28,859 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 1995, the fee for these services amounted to $35,841.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $1,024 for the six months ended December 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $100.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                          FOR THE SIX MONTHS     FOR THE
                                                          ENDED DECEMBER 31,   FISCAL YEAR
                                                                 1995          ENDED JUNE
                                                             (UNAUDITED)        30, 1995
                                                          ------------------  -------------
Shares sold                                                       992,877        1,654,301
Reinvestment of dividends and distributions                       169,949           25,646
Shares redeemed                                                  (140,033)        (395,709)
                                                                 --------     -------------
Net increase                                                    1,022,793        1,284,238
                                                                 --------     -------------
                                                                 --------     -------------

The Diversified Portfolio
Semi-Annual Report December 31, 1995
(unaudited)

(The following pages should be read in conjunction with The Pierpont Diversified Fund
Semi-Annual Financial Statements)

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
EQUITIES (60.1%)
COMMON STOCKS (60.0%)
FOREIGN EQUITIES (10.7%)
AUSTRALIA (0.2%)
 Broken Hill Proprietary Co. Ltd.
  (Energy Sources)...............
                                       5,300  $    74,848
 CSR Ltd. (Multi-Industry).......
                                      12,000       39,066
 National Australia Bank Ltd.
  (Banks)........................
                                       6,850       61,606
 News Corporation Bank Ltd.
  (Broadcasting).................
                                       6,800       36,290
 Southcorp Holdings Ltd. (Food &
  Household Products)............
                                      16,600       38,619
 TNT Ltd. (Transportation) (a)...
                                      17,000       22,491
 Western Mining Corp. Holdings
  Ltd. (Non-Ferrous Metals)......
                                       7,000       44,953
                                              -----------
                                                  317,873
                                              -----------
AUSTRIA (0.0%)*
 VA Technologie AG (Industrial
  Machinery).....................
                                         200       25,401
                                              -----------
BELGIUM (0.1%)
 Arbed SA NPV (Steel)(a).........
                                         200       22,630
 Banque Bruxelles Lambert NPV
  (Banks)........................
                                         200       34,658
 Petrofina SA NPV (Energy
  Sources).......................
                                         100       30,615
 Solvay and Cie Ord NPV
  (Chemicals)....................
                                          70       37,997
 Tractebel Capital NPV
  (Multi-Industry)...............
                                         200       82,569
                                              -----------
                                                  208,469
                                              -----------
CANADA (0.0%)*
 Scott Paper Ltd (Paper
  Products)......................
                                         700       12,303
                                              -----------
DENMARK (0.1%)
 Carlsberg B (Food & Household
  Products)......................
                                         450       25,124
 Den Danske Bank (Banks).........
                                         300       20,693
 International Service System
  (Business & Public Services)...
                                         830       18,685
 Novo Nordisk AS, Series B
  (Health & Personal Care).......
                                         240       32,850
 Sophus Berendsen, Class B
  (Conglomerates)................
                                         200       22,512

                                    SHARES       VALUE
                                   ---------  -----------
DENMARK (CONTINUED)
 Teledanmark AS
  (Telecommunications)...........
                                         500  $    27,285
                                              -----------
                                                  147,149
                                              -----------
FRANCE (0.9%)
 Air Liquide (Chemicals).........
                                         433       71,710
 AXA (Multi-Industry)............
                                       1,023       68,938
 Bouygues (Homebuilders).........
                                         306       30,825
 Carrefour Supermarkets (Retail
  Trade).........................
                                         110       66,737
 Cetelum (Financial Services)....
                                         300       56,300
 Christian Dior SA (Retail)......
                                         570       61,458
 Compagnie Financiere de Paribas,
  Class A (Banks)................
                                          43        2,358
 Compagnie Financiere de St.
  Gobain (Containers & Glass)....
                                         451       49,180
 Credit Commercial de France
  (Banks)........................
                                       1,200       61,237
 Credit Local de France
  (Financial Services)...........
                                         550       44,027
 Eaux Cie Generale (Business
  Services)......................
                                         998       99,637
 Eridania Beghin - Say
  (Insurance)....................
                                         310       53,175
 Groupe Danone (Food &
  Beverages).....................
                                         435       71,775
 Lafarge SA (Construction
  Materials).....................
                                         309       19,908
 LaGardere Groupe (Leisure &
  Tourism) (a)...................
                                       3,240       59,547
 Peugeot SA (Automobiles)........
                                         415       54,746
 Promodes (Retail Trade).........
                                         420       98,718
 Rhone Poulenc SA, Class A
  (Chemicals)....................
                                         900       19,279
 Roussel Uclaf
  (Pharmaceuticals)..............
                                         220       37,288
 SGS Thomson (Electronics) (a)...
                                         800       30,631
 Sanofi (Pharmaceuticals)........
                                         990       63,459
 SEITA (Tobacco).................
                                       1,000       36,247
 Sidel (Technology)..............
                                         150       46,743
 Societe Generale (Banks)........
                                         430       53,124
 Societe Nationale Elf Aquitaine
  (Energy Sources)...............
                                         500       36,839
 Synthelabo (Health & Personal
  Care)..........................
                                         600       37,590
 Television Francaise
  (Broadcasting).................
                                         470       50,388
 Total B (Petroleum Services)....
                                       2,290      154,553
 Union Assurance Federal
  (Insurance)....................
                                         350       41,811

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
FRANCE (CONTINUED)
 Usinor Sacilor (Metals,
  Materials & Paper) (a).........
                                       2,600  $    34,378
 Valeo (Automobiles).............
                                         800       37,051
                                              -----------
                                                1,649,657
                                              -----------
GERMANY (0.7%)
 Allianz AG Holdings
  (Insurance)....................
                                          66      128,641
 Ava Allgemeine Handels Der Verbr
  (Retail Grocery)...............
                                         150       50,715
 Bayer AG (Chemicals)............
                                         360       94,988
 Bilfinger & Berger Bau AG
  (Homebuilders).................
                                          80       30,282
 Daimler-Benz AG (Automobiles)...
                                         100       50,331
 Deutsche Bank AG (Banks)........
                                       2,650      125,563
 Deutsche Pfandbrief Und
  Hypotheken Bank (Banks)........
                                       1,210       46,983
 Hoechst AG (Chemicals)..........
                                         130       35,253
 Man AG (Industrial Machinery)...
                                         270       73,029
 Munchener Ruckversicherungs AG
  (Insurance)....................
                                          44       95,699
 Munchener Ruckversicherungs AG
  New (Insurance)................
                                           5       10,756
 Rheinisch Westfalisches Elect AG
  (Utilities)....................
                                         250       69,711
 Siemens AG (Electrical
  Equipment).....................
                                         315      172,377
 Thyssen AG (Steel) (a)..........
                                         255       46,325
 Veba AG (Electric Utilities)
  (a)............................
                                       2,600      110,380
 Volkswagen AG (Automobiles).....
                                         245       81,911
                                              -----------
                                                1,222,944
                                              -----------
HONG KONG (0.3%)
 Citic Pacific Ltd.
  (Transportation)...............
                                      23,000       78,674
 Henderson Land Development Co.
  (Building & Contractors).......
                                      31,000      186,822
 Hong Kong Electric Holdings Ltd.
  (Electric Utilities)...........
                                      18,000       59,011
 Hong Kong Telecomm
  (Telecommunications)...........
                                      19,600       34,980
 HSBC Holdings PLC (Banks).......
                                       5,600       84,733
 Television Broadcasts Ltd.
  (Broadcasting).................
                                      13,000       46,317
                                              -----------
                                                  490,537
                                              -----------
JAPAN (4.2%)
 Achilles Corp. (Tire &
  Rubber)........................
                                      10,000       38,644
 Asahi Bank Ltd. (Banks).........
                                       8,000      100,726
                                    SHARES       VALUE
                                   ---------  -----------
JAPAN (CONTINUED)
 Chugai Pharmaceutical Co.
  (Health & Personal Care).......
                                      12,000  $   114,944
 Cosmo Oil Co. Ltd. (Energy
  Sources).......................
                                      20,000      109,249
 Dai-Ichi Kangyo Bank (Banks)....
                                       8,000      157,288
 Daido Steel Co. (Metals,
  Materials & Paper).............
                                      12,000       60,436
 Daiei Inc. (Retail Trade).......
                                      10,000      121,065
 Daikin Industries (Industrial
  Machinery).....................
                                      10,000       97,821
 Daishi Bank (Banks) (a).........
                                      15,000       84,843
 Daiso Co. (Chemicals)...........
                                      13,000       61,947
 Daito Trust Construction Co.
  Ltd. (Construction & Mining
  Equipment).....................
                                       2,000       23,632
 Daiwa Bank (Banks)..............
                                      25,000      202,179
 Daiwa Securities Co. Ltd.
  (Financial Services)...........
                                       5,000       76,513
 East Japan Railway Co.
  (Railroads & Equipment)........
                                          15       72,930
 Ebara Corp. (Capital Goods).....
                                       6,000       87,748
 Eisai Co. Ltd. (Health &
  Personal Care).................
                                       4,000       70,121
 Familymart (Retail).............
                                       1,000       45,133
 Fuji Denki Reiki (Retail
  Trade).........................
                                       2,000       26,731
 Fuji Electric Co. Ltd.
  (Electrical Equipment).........
                                      20,000      101,695
 Fuji Heavy Industries
  (Automobiles) (a)..............
                                       3,000       11,826
 Fukui Bank (Banks)..............
                                      15,000       79,903
 Gakken Co. Ltd. (Broadcasting)
  (a)............................
                                      10,000       65,860
 Hitachi Ltd. (Electrical
  Equipment).....................
                                      15,000      151,090
 Hokkai Can Co. Ltd. (Non-Ferrous
  Metals)........................
                                      10,000       68,475
 Hokkaido Takushoku Bank
  (Banks)........................
                                      28,000       82,983
 Honda Motor Co. Ltd.
  (Automobiles)..................
                                       7,000      144,407
 Ishikawajima-Harima Heavy
  Industries (Industrial
  Machinery).....................
                                      30,000      126,392
 Ishizuka Glass Co. Ltd.
  (Materials & Commodities)......
                                      10,000       50,557
 Itoki Crebio Corp (Transport &
  Trade Service).................
                                       4,000       30,993
 Japan Airport Terminals (Media &
  Leisure).......................
                                       3,000       36,320

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
JAPAN (CONTINUED)
 Japan Tobacco Inc. (Food &
  Beverages).....................
                                          10  $    86,683
 Kagawa Bank (Banks).............
                                       3,000       29,056
 Kanematsu Corp. (Wholesale &
  Industrial Trade)..............
                                      20,000       78,063
 Kubato Corp. (Capital Goods)....
                                       5,000       32,203
 Kurabo Industries (Textiles)....
                                      15,000       57,385
 Kyowa Hakko Kogyo (Chemicals)...
                                       7,000       66,034
 Marubeni Corp. (Transport &
  Trade Service).................
                                      15,000       81,211
 Matsushita Electrical Industrial
  Co. Ltd. (Electronics).........
                                      15,000      244,068
 Mitsubishi Electric Corp. Ltd.
  (Electrical Equipment).........
                                      17,000      122,334
 Mitsubishi Motors Corp.
  (Automobiles)..................
                                      12,000       97,743
 Mitsui Mining & Smelting
  (Metals, Materials & Paper)....
                                       6,000       24,058
 Mitsui Petrochemical Industries
  (Chemicals)....................
                                       5,000       40,920
 Mitsui Toatsu Chemicals Inc.
  (Chemicals)....................
                                      20,000       80,387
 Mizuno Corp. (Retail)...........
                                      14,000      121,356
 Nagase & Co. Ltd. (Transport &
  Trade Services)................
                                       6,000       51,603
 NEC Corp (Electrical
  Equipment).....................
                                      10,000      122,034
 Nichias Corp. (Materials, Metals
  & Papers)......................
                                       8,000       41,918
 Nippon Credit Bank (Banks)......
                                      30,000      137,143
 Nippon Paper Industries
  (Paper)........................
                                       8,000       55,554
 Nippon Road Co. Ltd. (General
  Construction)..................
                                      10,000       84,262
 Nippon Sheet Glass (Household
  Products)......................
                                      13,000       56,533
 Nippon Zeon Co. Ltd. (Chemicals)
  (a)............................
                                       8,000       43,002
 Nishi Nippon Railroad Co.
  (Railroads & Equipment)........
                                      20,000       78,257
 Nissan Motor Co.
  (Automobiles)..................
                                      10,000       76,804
 Nomura Securities Co. Ltd.
  (Financial Services)...........
                                       8,000      174,334
 Osaka Gas Co. Ltd. (Gas &
  Pipeline Utilities)............
                                      30,000      103,729
 Ricoh Corp. Ltd. (Computers &
  Business Equipment)............
                                       5,000       54,722
 Sakura Bank Ltd. (Banks)........
                                      12,000      152,252
                                    SHARES       VALUE
                                   ---------  -----------
JAPAN (CONTINUED)
 San-In Godo Bank (Banks)........
                                       8,000  $    66,402
 Sankyo Aluminium Industry Co.
  Ltd. (Building &
  Contractors)...................
                                      10,000       53,559
 Sankyu Inc. (Transport & Trade
  Service).......................
                                      15,000       62,034
 Sanwa Bank (Banks)..............
                                       5,000      101,695
 Sekisui House Ltd. (Building &
  Contractors)...................
                                       5,000       63,922
 Shimadzu Corp. (Technology).....
                                      18,000      104,426
 Shinmaywa Industries Ltd.
  (Machinery & Engineering)......
                                       5,000       41,259
 Shin Nippon Air Technologies Co.
  (Building & Contractors).......
                                       3,000       45,327
 Shinobu Foods Products Co. (Food
  & Household Products)..........
                                       6,000       38,063
 Showa Denko K.K. (Chemicals)
  (a)............................
                                      25,000       78,450
 Snow Brand Milk Products Co.
  Ltd. (Food & Beverages)........
                                      10,000       63,922
 Sony Corp. (Electronics)........
                                       2,000      119,903
 Sumitomo Forestry Co. (Home
  Construction)..................
                                       6,000       91,816
 Sumitomo Metal Industries
  (Steel) (a)....................
                                      55,000      166,731
 Takashimaya Co Ltd. (Retail
  Trade).........................
                                       6,000       95,884
 Tobu Railway Co Ltd. (Railroads
  & Equipment)...................
                                      10,000       62,567
 Toenec Corp (Electrical
  Equipment).....................
                                       5,000       44,552
 Tohoku Electric Power Co. Inc.
  (Electric Utilities)...........
                                       6,900      166,402
 Tokio Marine & Fire Insurance
  Co. Ltd. (Insurance)...........
                                      12,000      156,901
 Tokyo Electric Power (Electric
  Utilities).....................
                                       1,800       48,116
 Tokyu Land Corp. (Financial
  Services)......................
                                      19,000       82,809
 Toshiba Corp. (Industrial
  Machinery).....................
                                       8,000       62,683
 Toyo Construction Co.
  (Construction Materials).......
                                      15,000       87,458
 Toyo Trust & Banking Co. Ltd.
  (Banks)........................
                                      27,000      238,489
 Toyota Motor Corp.
  (Automobiles)..................
                                      10,000      212,107
 Tsubakimoto Chain (Capital
  Goods).........................
                                       8,000       48,116
 Ube Industries Ltd. (Chemicals)
  (a)............................
                                      20,000       75,545
 Uni-Charm Corp. (Household
  Products)......................
                                       3,000       75,545

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
JAPAN (CONTINUED)
 Yaskawa Electric Manufacturing
  Co. Ltd. (Technology) (a)......
                                      15,000  $    70,751
 Yasuda Trust & Banking Co. Ltd.
  (Banks)........................
                                      10,000       59,177
 Zexel Corp. (Railroads &
  Equipment).....................
                                       8,000       54,392
                                              -----------
                                                7,635,102
                                              -----------
MALAYSIA (0.0%)*
 Commerce Asset-Holdings
  (Financial Services)...........
                                      11,000       55,440
 Tan Chong Motor Holdings Berhad
  (Industrial Machinery).........
                                      18,000       17,790
 Telekom Malaysia Berhad
  (Telecommunications)...........
                                       3,000       23,389
                                              -----------
                                                   96,619
                                              -----------
NETHERLANDS (1.6%)
 ABN Amro Holdings (Banking).....
                                       1,380       62,864
 Dutch State Mines NV
  (Chemicals)....................
                                         500       41,129
 Elsevier NV (Publishing)........
                                       3,200       42,675
 Internationale Nederlanden Groep
  (Insurance)....................
                                       1,100       73,484
 Koninklijke KNP NV (Metals,
  Materials & Paper).............
                                       1,200       30,809
 Koninklijke PTT Nederland
  (Telecommunications)...........
                                         800       29,065
 Philips Electronics (Household
  Appliances Furnishings)........
                                         700       25,301
 Royal Dutch Petroleum (Petroleum
  Services)......................
                                       1,850      258,472
 Royal Dutch Petroleum (Petroleum
  Services) (ADR)................
                                      16,700    2,356,788
 Unilever NV (Food)..............
                                         600       84,315
                                              -----------
                                                3,004,902
                                              -----------
NEW ZEALAND (0.0%)*
 Independent Newspapers
  (Broadcasting).................
                                      12,000       36,480
 Lion Nathan Ltd. (Food &
  Beverages).....................
                                      20,000       47,725
                                              -----------
                                                   84,205
                                              -----------
NORWAY (0.2%)
 Aker As, Series B (Building
  Materials).....................
                                       2,500       30,391
                                    SHARES       VALUE
                                   ---------  -----------
NORWAY (CONTINUED)
 Hafslund Nycomed, Series B
  (Health & Personal Care).......
                                       2,500  $    63,348
 Kvaerner AS, Series B (Capital
  Goods).........................
                                       1,300       43,511
 Norsk Hydro AS (Petroleum
  Services)......................
                                       3,000      125,985
 Orkla AS, A Free
  (Multi-Industry)...............
                                         900       42,911
 Orkla AS, B Free
  (Multi-Industry)...............
                                         300       14,919
                                              -----------
                                                  321,065
                                              -----------
SINGAPORE (0.1%)
 Development Bank of Singapore
  (Banks)........................
                                       4,000       49,770
 Sembawang Corporation Limited
  (Industrial Machinery).........
                                       5,000       27,748
 Sime Darby Berhad
  (Conglomerates)................
                                       7,000       18,310
 Singapore Airlines Ltd.
  (Transportation)...............
                                       3,000       27,996
 Singapore Press Holdings Ltd.
  (Media)........................
                                       3,000       53,022
 United Overseas Bank (Banks)....
                                       3,000       28,844
 United Overseas Land (Building &
  Contractors)...................
                                      20,000       38,035
                                              -----------
                                                  243,725
                                              -----------
SPAIN (0.2%)
 Banco Intercont Espana
  (Banking)......................
                                         500       48,640
 Banco Popular Espanol
  (Banking)......................
                                         300       55,326
 Empresa Nacional de Electidad
  (Utilities)....................
                                       1,500       84,955
 Fuerzas Electricas de Cataluna
  (Utilities)....................
                                       9,500       67,745
 Repsol (Energy Sources).........
                                       2,000       65,540
 Telefonica de Espana
  (Telecommunications)...........
                                       1,400       19,390
                                              -----------
                                                  341,596
                                              -----------
SWITZERLAND (0.6%)
 BBC AG Brown Boveri & Cie
  (Electrical Equipment).........
                                         232       52,494
 Bil GT Gruppe AG (Banks)........
                                          70       41,266
 Ciba Geigy AG (Healthcare)......
                                         200      175,986
 CS Holding (Banks)..............
                                         700       71,760
 Nestle SA (Food & Beverages)....
                                         145      160,399

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
SWITZERLAND (CONTINUED)
 Roche Holdings Genusscheine NPY
  (Health & Personal Care).......
                                          14  $   110,750
 Sandoz AG (Drugs & Health
  Care)..........................
                                         200      183,095
 Schweizerische Bankgesellschaft
  (Banks)........................
                                          40       43,346
 Schweizerische Bankverein
  (Banks)........................
                                         170       69,415
 Schweizerische
  Ruchversicherungs-Gesellschaft
  (Insurance)....................
                                          50       58,171
 Societe Generale de Surveillance
  Holdings SA (Transport & Trade
  Service).......................
                                         160       54,790
 Zurich Versicherungs
  (Insurance)....................
                                         200       59,818
                                              -----------
                                                1,081,290
                                              -----------
UNITED KINGDOM (1.5%)
 Allied Colloids Group PLC
  (Chemicals)....................
                                      15,500       32,016
 Amersham International PLC
  (Drugs & Healthcare)...........
                                       1,400       19,286
 Argos (Retail Trade)............
                                       2,000       18,497
 Argyll Group PLC (Retail
  Trade).........................
                                       7,900       41,715
 Barclays Bank (Banks)...........
                                       5,000       57,307
 BAT Industries PLC (Tobacco)....
                                       9,900       87,176
 BICC (Capital Goods)............
                                       3,500       14,948
 BOC Group PLC (Chemicals).......
                                       1,700       23,788
 British Gas PLC (Gas & Pipeline
  Utilities).....................
                                      11,800       46,547
 British Petroleum Co. Ltd.
  (Energy Sources)...............
                                       9,347       78,024
 British Telecommunications PLC
  (Telecommunications)...........
                                      19,600      107,451
 BTR (Multi-Industry) (a)........
                                      12,800       65,203
 Cable & Wireless PLC
  (Telecommunication Services)...
                                       5,000       35,797
 Caradon PLC (Building &
  Contractors)...................
                                      12,000       36,434
 Forte PLC (Leisure & Tourism)...
                                       8,000       41,062
 General Electric Co. PLC
  (Electrical Equipment).........
                                       8,800       48,380
 Glaxo Holdings PLC (Health &
  Personal Care).................
                                      11,858      168,505
 Glynwed International PLC
  (Materials)....................
                                       5,900       29,230
 Granada Group PLC (Leisure &
  Tourism).......................
                                       4,800       48,082
                                    SHARES       VALUE
                                   ---------  -----------
UNITED KINGDOM (CONTINUED)
 Grand Metropolitan PLC (Food &
  Beverages).....................
                                       5,800  $    41,750
 Guardian Royal Exchange PLC
  (Insurance)....................
                                      16,200       69,439
 Guinness PLC (Food &
  Beverages).....................
                                       8,700       63,977
 Hanson Trust PLC
  (Multi-Industry)...............
                                       9,300       27,731
 Hillsdown Holdings PLC (Food)...
                                      18,700       49,371
 HSBC Holdings (Banks)...........
                                       4,150       64,805
 Inchcape PLC (Transport &
  Services)......................
                                       6,000       23,202
 Kingfisher (Retail Trade).......
                                       5,300       44,613
 Ladbroke Group (Media &
  Leisure).......................
                                       5,000       11,376
 Lloyds TSB Group PLC (Banks)....
                                      10,816       55,684
 Marks & Spencer PLC (Retail
  Trade).........................
                                       5,700       39,835
 MEPC (Real Estate)..............
                                       6,600       40,436
 National Grid Group PLC
  (Utilities)....................
                                       3,329       10,288
 National Power (Utilities)......
                                       3,000       20,943
 National Westminster Bank
  (Banks)........................
                                       6,000       60,429
 Pearson PLC (Media & Leisure)...
                                       5,700       55,194
 Peninsular & Oriental Steam
  Navigation Co.
  (Transportation)...............
                                       3,300       24,395
 Racal Electronics PLC
  (Electronics)..................
                                       7,500       33,138
 Reckitt & Colman PLC (Health &
  Personal Care).................
                                       3,400       37,622
 Reuters Holdings PLC
  (Publishing)...................
                                       4,800       43,945
 Rexam PLC (Paper)...............
                                       4,300       23,640
 Rolls-Royce PLC (Capital
  Goods).........................
                                      19,400       56,642
 Royal Bank Of Scotland PLC
  (Banks)........................
                                       5,900       53,695
 RTZ Corp. PLC (Non-Ferrous
  Metals)........................
                                       2,800       40,702
 Sainsbury (J.) PLC (Retail).....
                                       7,000       42,670
 Scottish & Newcastle PLC (Food &
  Beverages).....................
                                       5,300       50,457
 Scottish Hydro Electric PLC
  (Electric Utilities)...........
                                       5,100       28,474
 Sears Holdings (Retail Trade)...
                                      26,400       42,640
 Shell Transport & Trading Co.
  (Energy Sources)...............
                                       6,600       87,279
 Smithkline Beecham (Health &
  Personal Care).................
                                       6,600       72,775
 Standard Chartered Bank
  (Banks)........................
                                       5,200       44,255
 Tarmac PLC (Building)...........
                                      29,000       46,389

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
UNITED KINGDOM (CONTINUED)
 Thorn EMI PLC (Household
  Appliances)....................
                                       1,500  $    35,328
 Tomkins (Multi-Industry)........
                                       9,200       40,221
 United Biscuits Holdings PLC
  (Food & Beverages).............
                                       9,200       36,506
 Vickers PLC (Industrial
  Machinery).....................
                                       7,500       29,585
 Videotron Holdings Plc (ADR)
  (Telecommunications)...........
                                       1,100       14,094
 Vodafone Group PLC
  (Telecommunications)...........
                                      11,000       39,463
 Willis Corroon Group PLC
  (Insurance)....................
                                      16,500       36,131
 Yorkshire Electricity Group
  (Utilities)....................
                                       3,400       35,273
 Yorkshire Water (Business &
  Public Services)...............
                                       6,000       55,071
 Zeneca Group PLC (Health &
  Personal Care).................
                                       1,100       21,277
                                              -----------
                                                2,750,188
                                              -----------
TOTAL FOREIGN COMMON STOCKS (COST
  $18,229,744)...................
                                               19,633,025
                                              -----------
UNITED STATES (49.3%)
BASIC INDUSTRIES (3.2%)
AGRICULTURE (0.0%)*
 Dekalb Genetics Corp. - Class
  B..............................
                                       1,800       81,225
                                              -----------
CHEMICALS (1.5%)
 Albemarle Corp..................
                                       2,700       52,312
 Applied Extrusion Technologies
  Inc. (a).......................
                                         200        2,525
 Brady (WH) Co., Class A.........
                                       1,800       47,700
 Dow Chemical Co.................
                                       6,900      485,588
 Du Pont (E.I.) de Nemours & Co.,
  Inc............................
                                      15,200    1,062,100
 Georgia Gulf Corp...............
                                         700       21,525
 Lyondell Petrochemical Co.......
                                       2,000       45,750
 Monsanto Co.....................
                                       3,000      367,500
 PPG Industries Inc..............
                                       4,400      201,300
 Praxair Inc.....................
                                       1,100       36,988
 Rohm & Haas Co..................
                                       1,700      109,437
 Union Carbide Corp..............
                                       5,900      221,250
 Wellman Inc.....................
                                         100        2,275
                                              -----------
                                                2,656,250
                                              -----------
                                    SHARES       VALUE
                                   ---------  -----------
METALS & MINING (1.1%)
 Allegheny Ludlum Corp...........
                                       4,100  $    75,850
 Aluminum Co. of America.........
                                       9,600      507,600
 Commercial Metals Co............
                                       3,400       84,150
 Crown Cork & Seal Co., Inc.
  (a)............................
                                       7,200      300,600
 Inland Steel Industries, Inc....
                                       2,000       50,250
 Intermet Corp...................
                                       4,600       47,150
 Maverick Tube Corp. (a).........
                                       1,700       12,856
 Nucor Corp......................
                                       4,500      257,062
 Oregon Steel Mills, Inc.........
                                       1,600       22,400
 Phelps Dodge Corp...............
                                       3,600      224,100
 Reynolds Metals Co..............
                                       4,600      260,475
 Schnitzer Steel Industries,
  Inc., Class A..................
                                         100        3,050
 Steel Technologies, Inc.........
                                       5,800       50,750
 USX-U.S. Steel Group, Inc.......
                                       2,100       64,575
 Worthington Industries, Inc.....
                                       3,200       66,600
                                              -----------
                                                2,027,468
                                              -----------
PAPERS & FOREST PRODUCTS (0.6%)
 Boise Cascade Corp..............
                                       1,800       62,325
 Bowater Inc.....................
                                       1,900       67,450
 Champion International Corp.....
                                         500       21,000
 Georgia-Pacific Corp............
                                       2,500      171,563
 International Paper Co..........
                                      13,200      499,950
 James River Corp. of Virginia...
                                       3,200       77,200
 Louisiana Pacific Corp..........
                                         100        2,425
 Mead Corp.......................
                                       2,900      151,525
                                              -----------
                                                1,053,438
                                              -----------
    Total Basic Industries.......
                                                5,818,381
                                              -----------
CONSUMER GOODS & SERVICES (12.2%)
AUTOMOTIVE (1.7%)
 Cooper Tire & Rubber Co.........
                                       1,600       39,400
 Dana Corp.......................
                                       2,800       81,900
 Excel Industries, Inc...........
                                       2,100       29,400
 Ford Motor Co...................
                                      31,100      901,900
 General Motors Corp.............
                                      17,800      941,175
 General Motors Corp. - Class
  H..............................
                                      17,700      869,512
 Goodyear Tire & Rubber Co.......
                                       3,600      163,350
 Simpson Industries, Inc.........
                                       7,200       63,900
                                              -----------
                                                3,090,537
                                              -----------
BEVERAGES, FOOD, SOAP & TOBACCO (5.1%)
 Anheuser Busch Companies Inc....
                                      11,400      762,375
 Bush Boake Allen, Inc. (a)......
                                       1,000       27,375
 Coca-Cola Co....................
                                      12,800      950,400

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
BEVERAGES, FOOD, SOAP & TOBACCO (CONTINUED)
 Coca-Cola Enterprises, Inc......
                                       5,500  $   147,125
 Colgate Palmolive Co............
                                       6,200      435,550
 Coors (Adolph) Co...............
                                         800       17,750
 CPC International, Inc..........
                                       6,000      411,750
 Dreyer's Grand Ice Cream,
  Inc............................
                                         400       13,450
 Eskimo Pie Corp.................
                                         600       11,063
 John B. Sanfilippo & Son, Inc.
  (a)............................
                                         300        2,812
 Nabisco Holdings Corp. Class
  A..............................
                                       2,100       68,513
 PepsiCo., Inc...................
                                      30,200    1,687,425
 Philip Morris Cos. Inc..........
                                      25,700    2,325,850
 Procter & Gamble Co.............
                                      23,200    1,925,600
 Ralston Purina Co...............
                                       4,100      255,738
 Riviana Foods Inc...............
                                       1,300       16,981
 Sara Lee Corp...................
                                       6,600      210,375
                                              -----------
                                                9,270,132
                                              -----------
ENTERTAINMENT, LEISURE & MEDIA (2.6%)
 Ascent Entertainment Group......
                                       1,400       22,225
 Boyd Gaming Corp. (a)...........
                                         900       10,463
 Carmike Cinemas Inc. (a)........
                                         100        2,250
 Carnival Corp., Class A.........
                                       5,300      129,187
 Circus Circus Enterprises Inc.
  (a)............................
                                       5,700      158,888
 CKS Group, Inc. (a).............
                                         100        3,888
 Comcast Corp., Class A..........
                                       7,700      140,044
 Cox Communications, Inc. (a)....
                                       2,900       56,550
 Disney (Walt) Co................
                                      22,200    1,309,800
 Doubletree Corp. (a)............
                                         400       10,350
 Emmis Broadcasting Corp. (a)....
                                         400       12,400
 Harrah's Enterprises Inc. (a)...
                                       5,700      138,225
 Heritage Media Corp. Class A
  (a)............................
                                       1,100       28,188
 International Game Technology...
                                       6,600       71,775
 ITT Corporation (New) (a).......
                                       5,200      275,600
 Johnson Worldwide Associates
  Inc. Class A (a)...............
                                       1,200       27,450
 K III Communications Corp.
  (a)............................
                                       1,300       15,763
 Mirage Resorts, Inc.............
                                       4,400      151,800
 Norwood Promotional Products,
  Inc. (a).......................
                                         500        8,563
 Paging Network Inc (a)..........
                                       5,600      134,750
 People's Choice TV Corp. (a)....
                                         600       11,325
 Pixar, Inc. (a).................
                                         100        2,881
 Players International, Inc.
  (a)............................
                                         400        4,300
 SCP Pool Corp. (a)..............
                                         500        5,125
 Sports Club Company, Inc. (a)...
                                         900        2,813
 TeleCommunications, Inc. - TCI
  Group Series A (a).............
                                      34,600      689,838
                                    SHARES       VALUE
                                   ---------  -----------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
 Telewest Communications PLC
  (a)............................
                                         700  $    16,844
 Thomas Nelson, Inc..............
                                         500        6,500
 Time Warner Inc.................
                                      20,400      772,650
 Trans World Entertainment
  Corp...........................
                                       1,800        3,712
 Turner Broadcasting Systems,
  Inc............................
                                       4,300      111,800
 U.S. West, Inc. Media Group.....
                                      23,800      452,200
                                              -----------
                                                4,788,147
                                              -----------
HOME CONSTRUCTION (0.0%)*
 D.R. Horton, Inc................
                                       5,030       59,105
                                              -----------
MERCHANDISING (2.5%)
 Aaron Rents Inc.................
                                         300        5,437
 Borders Group Inc. (a)..........
                                         500        9,250
 Catherines Stores Corp. (a).....
                                       2,200       17,875
 Chaus Bernard Inc. (a)..........
                                       2,800       10,150
 Circuit City Stores, Inc........
                                       3,700      102,213
 Collins & Aikman Corp. (a)......
                                       2,300       15,238
 Dayton-Hudson Corp..............
                                       2,300      172,500
 Duracell International, Inc.....
                                       4,400      227,700
 Fruit of the Loom Inc., Class A
  (a)............................
                                       6,000      146,250
 Garden Ridge Corp. (a)..........
                                         500       19,187
 Gucci Group NV (a)..............
                                         600       23,325
 Heartland Express Inc. (a)......
                                         461        9,335
 Home Depot, Inc.................
                                      10,200      488,325
 Leslie's Poolmart (a)...........
                                         800       10,900
 Limited Inc.....................
                                      11,600      201,550
 Lowe's Companies, Inc...........
                                       5,100      170,850
 Melville Corp...................
                                       3,300      101,475
 Nine West Group, Inc............
                                       1,300       48,750
 Oakley, Inc. (a)................
                                         300       10,200
 One Price Clothing Stores, Inc.
  (a)............................
                                       2,400        6,900
 Penn Traffic Co. (a)............
                                       1,900       28,500
 Penney (J.C.) Inc...............
                                       7,900      376,238
 St. John Knits, Inc.............
                                         200       10,625
 Tiffany & Company...............
                                         100        5,037
 TJX Companies, Inc..............
                                       5,400      101,925
 Toys 'R' Us, Inc. (a)...........
                                       8,700      189,225
 Urban Outfitters, Inc. (a)......
                                         600       14,175
 V.F. Corp.......................
                                       4,500      237,375
 Wal-Mart Stores Inc.............
                                      81,000    1,812,375
 Warnaco Group, Inc. - Class A...
                                       2,900       72,500
 Wolverine World Wide, Inc.......
                                         400       12,600
                                              -----------
                                                4,657,985
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
PERSONAL CARE (0.2%)
 Avon Products, Inc..............
                                       2,900  $   218,587
 International Flavors &
  Fragrance......................
                                       4,600      220,800
                                              -----------
                                                  439,387
                                              -----------
RESTAURANTS & HOTELS (0.1%)
 Brinker International, Inc.
  (a)............................
                                       2,200       33,275
 Cracker Barrel Old Country
  Store, Inc.....................
                                       3,300       57,131
 Extended Stay America, Inc.
  (a)............................
                                         200        5,450
 Felcor Suite Hotels Inc.........
                                         400       11,150
 Sbarro, Inc.....................
                                         500       10,750
 Starbucks Corp. (a).............
                                         700       14,656
                                              -----------
                                                  132,412
                                              -----------
    Total Consumer Goods &
     Services....................
                                               22,437,705
                                              -----------
ENERGY (3.6%)
NATURAL GAS (0.5%)
 Devon Energy Corp...............
                                       1,900       48,450
 El Paso Natural Gas Co..........
                                       1,200       34,050
 Enron Corp......................
                                      11,600      442,250
 Panhandle Eastern Corp..........
                                       5,400      150,525
 Providence Energy Corp..........
                                       1,600       27,200
 Sonat Inc.......................
                                       3,000      106,875
 TransCanada Pipelines Ltd.......
                                         800       11,000
 United Cities Gas Co............
                                       1,600       30,400
                                              -----------
                                                  850,750
                                              -----------
OIL-PRODUCTION (3.0%)
 Anadarko Petroleum Corp.........
                                   2,500....      135,313
 Atlantic Richfield Co...........
                                       6,800      753,100
 Chevron Corp....................
                                      27,700    1,454,250
 Cooper Cameron Corp. (a)........
                                       1,300       49,345
 Exxon Corp......................
                                      12,900    1,033,613
 Occidental Petroleum Corp.......
                                      14,200      303,525
 Oryx Energy Co. (a).............
                                       4,400       58,850
 Phillips Petroleum Co...........
                                      11,100      378,787
 Pogo Producing Co...............
                                       1,000       28,250
 Sun Co., Inc....................
                                       3,600       98,550
 Tejas Power Corp. (a)...........
                                       1,100       10,037
 Texaco Inc......................
                                      11,200      879,200
 Texas Meridian Resources Corp.
  (a)............................
                                       1,800       24,525
 Union Texas Petroleum Holdings,
  Inc............................
                                       3,200       62,000
 Unocal Corp.....................
                                      10,500      305,813
                                    SHARES       VALUE
                                   ---------  -----------
OIL PRODUCTION (CONTINUED)
 Vintage Petroleum, Inc..........
                                       2,100  $    47,250
                                              -----------
                                                5,622,408
                                              -----------
OIL-SERVICES (0.1%)
 Ashland Oil Co..................
                                       2,100       73,763
 Camco International, Inc........
                                         200        5,600
 Dreco Energy Services Ltd. Class
  A (a)..........................
                                       1,200       20,850
 Input/Output Inc. (a)...........
                                         500       28,875
 Noble Drilling Corp. (a)........
                                       1,900       16,981
 Oceaneering International, Inc.
  (a)............................
                                       1,200       15,450
 Smith International, Inc. (a)...
                                         300        7,050
                                              -----------
                                                  168,569
                                              -----------
    Total Energy.................
                                                6,641,727
                                              -----------
FINANCE (6.8%)
BANKING (3.5%)
 Ahmanson (H.F.) & Co............
                                       2,500       66,250
 Banc One Corp...................
                                      13,500      509,625
 Bank of Boston Corp.............
                                       2,500      115,625
 BankAmerica Corp................
                                      13,300      861,175
 Bankers Trust New York Corp.....
                                       1,900      126,350
 Banknorth Group, Inc............
                                         700       26,775
 Barnett Banks Inc...............
                                       2,400      141,600
 Bay View Capital Corp...........
                                         700       20,213
 BayBanks, Inc...................
                                         600       58,800
 Central Fidelity Banks, Inc.....
                                         800       25,500
 Charter One Financial Inc.......
                                       2,000       61,000
 Chase Manhattan Corp............
                                       5,400      327,375
 Chemical Banking Corp...........
                                       7,200      423,000
 Cole Taylor Financial Group,
  Inc............................
                                         500       14,781
 Colonial Bancgroup, Inc. Class
  A..............................
                                       1,100       35,475
 Comerica, Inc...................
                                       2,800      112,350
 Commerce Bancorp, Inc...........
                                         800       17,650
 Community First Bankshares,
  Inc............................
                                         600       13,800
 Corestates Financial Corp.......
                                       4,100      155,287
 First Chicago Corp..............
                                       7,800      308,100
 First Commerce Corp.............
                                         800       25,450
 First Fidelity Bancorp..........
                                       1,800      135,675
 First Union Corp................
                                       6,800      378,250
 Firstar Corp....................
                                       2,500       99,063
 FirstFed Financial Corp. (a)....
                                       1,200       16,950
 Fleet Financial Group Inc.......
                                       6,300      256,725
 GBC Bancorp.....................
                                       1,100       19,525
 Golden Western Financial
  Corp...........................
                                       1,400       77,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
BANKING (CONTINUED)
 Great Western Financial Corp....
                                       5,100  $   130,050
 HUBCO, Inc......................
                                         700       15,487
 Integra Financial Corp..........
                                       3,500      220,500
 Irwin Financial Corp............
                                         300       11,963
 Mark Twain Bancshares Inc.......
                                         500       19,500
 Mercantile Bancorp..............
                                       1,600       73,600
 Meriden Bancorp., Inc...........
                                       1,700       79,156
 National Commerce
  Bancorporation.................
                                       1,500       39,375
 NationsBank Corp................
                                      10,600      738,025
 Northern Trust Corp.............
                                       1,000       55,688
 Pinnacle Financial Services,
  Inc............................
                                         400        7,200
 PNC Bank Corp...................
                                       4,700      151,575
 Republic New York Corp..........
                                       1,200       74,534
 Roosevelt Financial Group,
  Inc............................
                                       2,800       53,900
 Silicon Valley Bancshares (a)...
                                         700       16,975
 South Trust Corp................
                                       2,700       69,525
 Southern National Corp..........
                                       3,600       94,500
 Standard Federal
  Bancorporation.................
                                         100        3,938
 State Street Boston Corp........
                                       2,000       90,000
 Sterling Bancshares Inc.........
                                         450        7,988
 Trustco Bank Corp. of New
  York...........................
                                       1,100       24,269
 UJB Financial Corp..............
                                         400       14,300
 Washington Fed Inc..............
                                         300        7,725
 Washington Mutual Savings
  Bank...........................
                                       2,400       69,000
 Westamerica Bancorporation......
                                       1,000       43,000
 Wilmington Trust Corp...........
                                         200        6,200
                                              -----------
                                                6,547,692
                                              -----------
FINANCIAL SERVICES (1.3%)
 A G Edwards Inc.................
                                       1,500       35,812
 Amresco Inc. (a)................
                                         500        6,250
 Bear Stearns Cos., Inc..........
                                       2,900       57,638
 Beneficial Corp.................
                                       1,300       60,612
 Capstone Capital Corporation
  Inc............................
                                       1,400       26,775
 CCB Financial Corporation.......
                                         200       11,100
 Dean Witter Discover & Co.......
                                       6,400      300,800
 Donaldson, Lufkin & Jenrette
  (a)............................
                                         300        9,375
 Federal Home Loan Mortgage
  Corp...........................
                                       4,500      375,750
 Federal National Mortgage
  Association....................
                                       9,200    1,141,950
 First USA Inc...................
                                       1,700       75,438
 Lehman Brothers Holdings,
  Inc............................
                                       2,600       55,250
 Litchfield Financial Corp.......
                                         600        7,950
 Mercury Financial Co............
                                       4,300       56,975
 Merrill Lynch & Co., Inc........
                                         600       30,411
 Paine Webber Group Inc..........
                                       1,000       20,000
                                    SHARES       VALUE
                                   ---------  -----------
FINANCIAL SERVICES (CONTINUED)
 Southwest Securities Group
  Inc............................
                                       1,300  $    14,219
 WFS Financial, Inc. (a).........
                                         600       11,850
                                              -----------
                                                2,298,155
                                              -----------
INSURANCE (1.8%)
 Aetna Life & Casualty Co........
                                       3,000      207,750
 Allstate Corp...................
                                       1,600       65,800
 AMBAC Inc.......................
                                         900       42,187
 American General Corp...........
                                       5,600      195,300
 American International Group,
  Inc............................
                                      10,900    1,008,250
 Capital Re Corp.................
                                       5,000      153,750
 Chubb Corp......................
                                       2,800      270,900
 Cigna Corp......................
                                       2,100      216,825
 First Colony Corp...............
                                         700       17,763
 Fremont General Corp............
                                         700       25,725
 ITT Hartford Group, Inc. (a)....
                                       7,100      343,462
 Lincoln National Corp...........
                                       2,300      123,625
 MBIA, Inc.......................
                                       1,300       97,500
 MMI Companies, Inc..............
                                       3,100       74,400
 Providian Corp..................
                                       2,100       85,575
 Renaissance Re Holdings Ltd.
  (a)............................
                                         800       24,100
 St. Paul Companies, Inc.........
                                       1,900      105,688
 Torchmark Corp..................
                                         900       40,725
 UNUM Corp.......................
                                       2,400      132,000
 USLIFE Corp.....................
                                         700       20,913
                                              -----------
                                                3,252,238
                                              -----------
REAL ESTATE (0.2%)
 Associated Estates Realty
  Corp...........................
                                         600       12,900
 Cali Realty Corp................
                                       1,100       24,063
 CenterPoint Properties Corp.....
                                         700       16,187
 Chelsea GCA Realty, Inc.........
                                         700       21,000
 Colonial Properties Trust.......
                                         400       10,200
 Developers Diversified Realty
  Corp...........................
                                         600       18,000
 Gables Residential Trust........
                                         400        9,150
 Healthcare Realty Trust, Inc....
                                       2,500       57,500
 Home Properties of New York,
  Inc............................
                                         300        5,138
 Hospitality Properties Trust....
                                         400       10,700
 Liberty Property Trust..........
                                       1,300       26,975
 MerryLand & Investment Company
  Inc............................
                                         600       14,175
 Oasis Residential, Inc..........
                                         600       13,650
 Patriot American Hospitality,
  Inc............................
                                         400       10,300
 Public Storage, Inc.............
                                         600       11,400
 ROC Communities, Inc............
                                       1,400       33,600
 Sovran Self Storage, Inc........
                                         600       15,825

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
REAL ESTATE (CONTINUED)
 Starwood Lodging Trust..........
                                         700  $    20,825
 Storage Trust Realty............
                                       1,100       25,025
 Summit Properties, Inc..........
                                         300        5,963
 Sun Communities Inc.............
                                         300        7,913
 Wellsford Residential Property
  Trust..........................
                                         600       13,800
                                              -----------
                                                  384,289
                                              -----------
    Total Finance................
                                               12,482,374
                                              -----------
HEALTHCARE (5.5%)
BIOTECHNOLOGY (0.2%)
 Athena Neurosciences, Inc.
  (a)............................
                                       2,000       24,250
 Fuisz Technologies Limited
  (a)............................
                                         400        6,000
 Genemedicine Inc. (a)...........
                                       1,000        7,375
 Human Genome Sciences, Inc.
  (a)............................
                                         300       11,438
 Incyte Pharmaceuticals, Inc.
  (a)............................
                                       1,600       40,000
 Kensey Nash Corporation (a).....
                                         400        5,100
 Keravision Inc. (a).............
                                       1,600       20,400
 Myriad Genetics Inc. (a)........
                                         300        9,806
 Neurogen Corp. (a)..............
                                         600       16,313
 Oncor, Inc. (a).................
                                       1,600        7,200
 Pharmacopeia, Inc. (a)..........
                                         300        7,237
 SangStat Medical Corp. (a)......
                                       1,600       16,500
 Sequana Therapeutics, Inc.
  (a)............................
                                       1,100       25,369
 Somatogen, Inc. (a).............
                                       1,300       24,619
 Targeted Genetics Corp. (a).....
                                       1,400        7,613
 Vertex Pharmaceuticals, Inc.
  (a)............................
                                       1,200       31,350
 Vical, Inc. (a).................
                                       2,000       23,875
                                              -----------
                                                  284,445
                                              -----------
HEALTH SERVICES (1.6%)
 Advocat, Inc. (a)...............
                                         900       10,013
 American Oncology Resources,
  Inc. (a).......................
                                         500       24,313
 Amisys Managed Care Systems Inc.
  (a)............................
                                         100        1,913
 Apria Healthcare Group, Inc.
  (a)............................
                                       2,900       82,650
 Columbia Healthcare Corp........
                                      27,900    1,415,925
 Health Care & Retirement Corp.
  (a)............................
                                       2,200       77,000
 Health Management Associates,
  Inc. Class A (a)...............
                                       4,100      107,112
 Humana Inc. (a).................
                                      12,500      342,188
 IDX Systems Corp. (a)...........
                                         200        6,925
 Manor Care Inc..................
                                       3,500      122,500
 Mariner Health Group, Inc.
  (a)............................
                                       3,700       62,437
 Raytel Medical Corp. (a)........
                                         600        5,250
                                    SHARES       VALUE
                                   ---------  -----------
HEALTH SERVICES (CONTINUED)
 Sierra Health Services, Inc.
  (a)............................
                                         400  $    12,700
 Summit Care Corp. (a)...........
                                       2,100       47,906
 Summit Medical Systems, Inc.
  (a)............................
                                         100        2,125
 Tenet Healthcare Corp. (a)......
                                      11,400      236,550
 United Healthcare Corp..........
                                       5,200      340,600
 Vivra, Inc. (a).................
                                       2,300       57,788
                                              -----------
                                                2,955,895
                                              -----------
HOSPITAL SUPPLIES (0.5%)
 Bausch & Lomb Inc...............
                                       3,200      126,800
 Baxter International Inc.
                                      15,500      649,063
 Fresenius USA, Inc. (a).........
                                       3,500       69,562
 Instent Inc. (a)................
                                       1,100       16,638
 Metra Biosystems Inc. (a).......
                                         700       11,900
 Neuromedical Systems, Inc.
  (a)............................
                                         200        4,013
 Norland Medical Systems, Inc.
  (a)............................
                                         100        2,288
 North American Biologicals, Inc.
  (a)............................
                                       3,154       34,300
 Physicians Sales & Services,
  Inc. (a).......................
                                         600       16,950
 Research Industries Corp. (a)...
                                         400       10,750
 Sterling House Corp. (a)........
                                       1,500       14,437
 Vital Signs, Inc................
                                         800       21,300
                                              -----------
                                                  978,001
                                              -----------
PHARMACEUTICALS (3.2%)
 Alza Corp. Class A (a)..........
                                       4,200      103,950
 American Home Products Corp.....
                                      14,700    1,425,900
 Eli Lilly & Co..................
                                      29,400    1,653,750
 Forest Laboratories, Inc........
                                       2,300      104,075
 Johnson & Johnson, Inc..........
                                       2,600      222,625
 Merck & Co., Inc................
                                      10,200      670,650
 Pfizer, Inc.....................
                                      14,700      926,100
 Schering Plough Corp............
                                         600       32,850
 Warner-Lambert Co...............
                                       7,800      757,575
                                              -----------
                                                5,897,475
                                              -----------
    Total Healthcare.............
                                               10,115,816
                                              -----------
INDUSTRIAL PRODUCTS & SERVICES (5.2%)
CAPITAL GOODS (0.6%)
 Charter Power Systems Inc.......
                                         300        8,512
 Cummins Engine Inc..............
                                         700       25,900
 Eaton Corp......................
                                       2,900      155,512
 Gardner Denver Machinery, Inc.
  (a)............................
                                       1,600       29,900
 Ingersoll-Rand Co...............
                                       4,700      165,088
 Kaydon Corp.....................
                                       1,900       57,712
 Measurex Corp...................
                                         700       19,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
CAPITAL GOODS (CONTINUED)
 Trinova Corp....................
                                         400  $    11,450
 Tyco International Ltd..........
                                      13,300      473,813
 USG Corporation (a).............
                                       2,600       78,000
                                              -----------
                                                1,025,662
                                              -----------
COMMERCIAL SERVICES (0.5%)
 Advo System, Inc................
                                       1,200       31,200
 Applied Power Inc. Class A......
                                       1,700       51,000
 Banta Corp......................
                                         800       35,500
 Boca Research Inc...............
                                         800       21,500
 Consolidated Graphics, Inc.
  (a)............................
                                       1,800       46,125
 Dames & Moore Inc...............
                                       2,100       25,462
 DeVRY Inc. (a)..................
                                       1,300       35,100
 R.R. Donnelley & Sons Co........
                                       8,600      338,625
 Equity Corporation International
  (a)............................
                                         500       11,938
 Leasing Solutions, Inc. (a).....
                                         300        4,537
 Payco American Corp. (a)........
                                       2,300       20,700
 Perseptive Biosystems Inc.
  (a)............................
                                       4,600       38,813
 Pinkerton's, Inc. (a)...........
                                       2,000       39,750
 Robert Half International, Inc.
  (a)............................
                                         500       20,937
 Safety 1st, Inc. (a)............
                                       2,400       35,850
 Service Corp. International.....
                                       4,500      198,000
 SPS Transaction Services, Inc.
  (a)............................
                                         400       11,850
 Stewart Enterprises Inc.........
                                         400       14,700
                                              -----------
                                                  981,587
                                              -----------
DIVERSIFIED MANUFACTURING (2.7%)
 Allied Signal, Inc..............
                                      24,600    1,168,500
 Apogee Enterprises, Inc.........
                                         800       13,700
 Coltec Industries Inc. (a)......
                                       3,800       44,175
 Cooper Industries, Inc..........
                                       4,800      176,400
 General Electric Co.............
                                      19,800    1,425,600
 Greenfield Industries, Inc......
                                         500       15,563
 IDEX Corporation................
                                         100        4,075
 ITT Industries..................
                                       8,900      213,600
 Johnson Controls Inc............
                                       3,200      220,000
 Libbey, Inc.....................
                                       1,100       24,750
 Modine Mfg. Co..................
                                       5,400      130,950
 Paccar Inc......................
                                       1,700       71,613
 Parker Hannifin Corporation.....
                                       3,200      109,600
 Raychem Corp....................
                                       4,000      227,500
 Regal Beloit Corp...............
                                         100        2,175
 Tenneco Inc.....................
                                      15,100      749,338
 Whirlpool Corp..................
                                       5,200      276,900
 Whittaker Corp. (a).............
                                         500       10,875
 Worldtex, Inc. (a)..............
                                         800        4,600
                                    SHARES       VALUE
                                   ---------  -----------
DIVERSIFIED MANUFACTURING (CONTINUED)
 Zoltek Cos, Inc. (a)............
                                         400  $     6,650
                                              -----------
                                                4,896,564
                                              -----------
ELECTRICAL EQUIPMENT (0.6%)
 Avnet Inc.......................
                                       1,500       67,125
 Black & Decker Corp.............
                                       8,000      282,000
 Cellpro Inc. (a)................
                                       1,900       30,163
 Emerson Electric Co.............
                                       1,800      147,150
 Encore Wire Corp. (a)...........
                                       1,200       12,000
 Exide Corp......................
                                       1,400       64,225
 Grainger (W.W.) Inc.............
                                       1,900      125,875
 Imax Corp.......................
                                       1,600       36,000
 Kuhlman Corp....................
                                         600        7,500
 Magnetek Inc. (a)...............
                                       1,100        8,938
 National Service Industries
  Inc............................
                                       4,100      132,737
 Raytheon Co.....................
                                       3,700      174,825
                                              -----------
                                                1,088,538
                                              -----------
MACHINERY (0.3%)
 Caterpillar Inc.................
                                       8,300      487,625
 General Signal Corp.............
                                       1,900       61,513
                                              -----------
                                                  549,138
                                              -----------
POLLUTION CONTROL (0.5%)
 Browning Ferris Industries,
  Inc............................
                                      18,000      531,000
 Culligan Water Technologies,
  Inc. (a).......................
                                         600       14,550
 Mid-American Waste Systems, Inc.
  (a)............................
                                       2,800        9,800
 Sevenson Environmental Services,
  Inc............................
                                       1,000       18,125
 Tetra Technologies, Inc. (a)....
                                       2,300       40,250
 Wheelabrator Technologies
  Inc............................
                                       9,100      152,425
 WMX Technologies, Inc...........
                                       3,300       98,587
                                              -----------
                                                  864,737
                                              -----------
    Total Industrial Products &
     Services....................
                                                9,406,226
                                              -----------
TECHNOLOGY (6.3%)
AEROSPACE (1.3%)
 Boeing Co.......................
                                      18,500    1,449,938
 General Dynamics Corp...........
                                       1,400       82,775
 Lockheed Corp...................
                                       4,000      316,000
 Loral Corp......................
                                       3,500      123,813
 McDonnell Douglas Corp..........
                                       3,000      276,000
 Northrop Grumman Corp...........
                                         300       19,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
AEROSPACE (CONTINUED)
 Orbital Sciences Corp. (a)......
                                       2,200  $    27,500
 Rohr Industries, Inc. (a).......
                                       3,600       51,750
                                              -----------
                                                2,346,976
                                              -----------
COMPUTER-PERIPHERALS (0.1%)
 Mylex Corp. (a).................
                                       1,400       27,037
 Network Appliance, Inc. (a).....
                                         200        8,038
 Network Computing Devices,
  Inc............................
                                       2,000       14,250
 Planar Systems, Inc. (a)........
                                       2,900       55,462
 Quantum Corp. (a)...............
                                         600        9,713
 Read-Rite Corp. (a).............
                                       1,700       39,419
 Visioneer, Inc. (a).............
                                         100        2,200
                                              -----------
                                                  156,119
                                              -----------
COMPUTER-SOFTWARE (0.5%)
 Adept Technology Inc. (a).......
                                       1,000       10,125
 Astea International, Inc. (a)...
                                         100        2,312
 Autodesk, Inc...................
                                       1,000       34,250
 Checkfree Corp. (a).............
                                         300        6,413
 Citrix Systems, Inc. (a)........
                                         100        3,275
 Clarify Inc. (a)................
                                         100        3,012
 Cooper & Chyan Technology (a)...
                                         100        1,563
 Cycare Systems, Inc. (a)........
                                         200        5,125
 DST Systems, Inc. (a)...........
                                         600       17,100
 Fractal Design Corp. (a)........
                                         100        1,400
 Inso Corp. (a)..................
                                         500       21,312
 Intersolv (a)...................
                                       1,200       15,450
 Logic Works, Inc. (a)...........
                                         500        6,188
 Microsoft Corp. (a).............
                                       1,400      122,938
 Microtec Research, Inc. (a).....
                                         700        8,662
 Novell, Inc. (a)................
                                      13,300      188,694
 On Technology Corp. (a).........
                                         700        9,188
 Oracle Systems Corp. (a)........
                                       7,800      330,525
 Phoenix Technology Ltd. (a).....
                                       1,100       17,187
 Pinnacle Systems Inc. (a).......
                                         800       20,100
 Quarterdeck Corp. (a)...........
                                         300        8,250
 Rational Software Corp. (a).....
                                       2,200       49,500
 SQA, Inc. (a)...................
                                         100        1,888
 Sybase Inc. (a).................
                                       2,400       86,100
 TechForce Corporation (a).......
                                         700        5,994
 Vantive Corp. (a)...............
                                         500       11,250
 Verity, Inc. (a)................
                                         200        8,750
                                              -----------
                                                  996,551
                                              -----------
ELECTRONICS (0.9%)
 AMP Inc.........................
                                       7,100      272,463
                                    SHARES       VALUE
                                   ---------  -----------
ELECTRONICS (CONTINUED)
 Dynamics Corp. of America.......
                                         200  $     4,900
 FEI Company (a).................
                                       1,000       11,000
 Motorola Inc....................
                                      22,200    1,265,400
 Nimbus CD International, Inc.
  (a)............................
                                       1,900       15,081
                                              -----------
                                                1,568,844
                                              -----------
INFORMATION PROCESSING (2.7%)
 Apple Computer Corp.............
                                       4,000      127,250
 Bush Industries Inc.............
                                         700       13,738
 Compaq Computer Corp. (a).......
                                      10,000      480,000
 Dell Computer Corp. (a).........
                                       3,100      107,919
 Gateway 2000, Inc. (a)..........
                                         700       17,106
 Hewlett-Packard Co..............
                                      20,200    1,691,750
 International Business
  Machines.......................
                                      21,400    1,963,450
 Network General Corp. (a).......
                                       1,200       39,750
 Silicon Graphics Inc. (a).......
                                       5,100      140,250
 Sun Microsystems Inc. (a).......
                                       6,400      292,400
 Tandem Computers, Inc. (a)......
                                       3,900       41,438
                                              -----------
                                                4,915,051
                                              -----------
SEMICONDUCTORS (0.4%)
 Advanced Micro Devices, Inc.
  (a)............................
                                       4,100       67,650
 Advanced Technology Materials,
  Inc. (a).......................
                                       2,400       24,450
 Asyst Technologies, Inc. (a)....
                                         300       10,613
 Brooktree Corp. (a).............
                                       2,300       27,456
 Credence Systems Corp. (a)......
                                       1,100       25,025
 Intel Corp......................
                                         700       39,769
 Mentor Graphics Corp. (a).......
                                       1,300       23,562
 Micrel, Inc. (a)................
                                       2,800       54,950
 Micrion Corp. (a)...............
                                         800        8,500
 Microchip Technology Inc. (a)...
                                         400       14,650
 SDL, Inc. (a)...................
                                       1,200       29,400
 Telcom Semiconductor, Inc.
  (a)............................
                                         700        5,031
 Texas Instruments, Inc. (a).....
                                       6,200      320,850
 Xilinx, Inc. (a)................
                                       2,300       69,863
                                              -----------
                                                  721,769
                                              -----------
TELECOMMUNICATIONS-EQUIPMENT (0.4%)
 Alantec Corp....................
                                       1,100       64,075
 Applied Digital Access, Inc.
  (a)............................
                                       2,100       25,200
 Bay Networks Inc. (a)...........
                                       5,400      221,738
 Broadband Technologies Inc.
  (a)............................
                                         600        9,675
 Celeritek, Inc. (a).............
                                         300        3,225
 Comcast UK Cable Partners
  Ltd............................
                                       1,100       13,750
 Comdial Corp. (a)...............
                                       3,300       30,525

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
TELECOMMUNICATIONS-EQUIPMENT (CONTINUED)
 Digital Microwave Corp. (a).....
                                       1,300  $    12,837
 Echostar Communications Corp.
  Class A (a)....................
                                         200        4,913
 General Instrument Corp. (a)....
                                       4,600      107,525
 Harris Corp.....................
                                       1,300       71,012
 Heartland Wireless Communication
  Inc. (a).......................
                                         600       17,550
 International Cabletel Inc.
  (a)............................
                                         600       14,550
 Metrocall Inc (a)...............
                                         500        9,500
 Mobilemedia Corp. (a)...........
                                       1,600       35,400
 Security Dynamics Technologies,
  Inc. (a).......................
                                         300       16,425
 Spectrian Corp. (a).............
                                         600       13,200
 Wireless One, Inc. (a)..........
                                         400        6,750
 Xcellenet Inc. (a)..............
                                       1,900       28,262
                                              -----------
                                                  706,112
                                              -----------
    Total Technology.............
                                               11,411,422
                                              -----------
TRANSPORTATION (0.8%)
AIRLINES (0.1%)
 AMR Corp. (a)...................
                                       1,800      133,650
 Mesa Airlines, Inc. (a).........
                                       6,700       59,881
                                              -----------
                                                  193,531
                                              -----------
RAILROADS (0.6%)
 Burlington Northern Inc.........
                                       3,400      265,200
 Conrail Inc.....................
                                       2,000      140,000
 CSX Corp........................
                                       5,000      228,125
 Union Pacific Corp..............
                                       7,800      514,800
                                              -----------
                                                1,148,125
                                              -----------
TRUCK & FREIGHT CARRIERS (0.1%)
 American Freightways Corp.......
                                       1,400       14,612
 Federal Express Corp. (a).......
                                       1,300       96,038
 Rollins Truck Leasing Company...
                                       1,100       12,237
 Ryder Systems, Inc..............
                                       1,300       32,175
 USA Truck, Inc. (a).............
                                         400        4,450
 Werner Enterprises, Inc.........
                                       1,000       20,000
                                              -----------
                                                  179,512
                                              -----------
    Total Transportation.........
                                                1,521,168
                                              -----------
UTILITIES (5.7%)
ELECTRIC (2.0%)
 Allegheny Power System Inc......
                                       3,000       85,875
                                    SHARES       VALUE
                                   ---------  -----------
ELECTRIC (CONTINUED)
 Baltimore Gas & Electric Co.....
                                       2,700  $    76,950
 Centerior Energy Corp...........
                                       5,000       44,375
 Central Hudson Gas & Electric
  Corp...........................
                                       2,800       86,450
 Central Louisiana Electric......
                                         800       21,500
 CMS Energy Corp.................
                                       3,000       89,625
 Consolidated Edison Co..........
                                       6,500      208,000
 Detroit Edison Co...............
                                       3,600      124,200
 Dominion Resources Inc..........
                                       5,900      243,375
 Entergy Corp....................
                                       6,400      187,200
 FPL Group Inc...................
                                       5,500      255,063
 General Public Utilities
  Corp...........................
                                       3,900      132,600
 Houston Industries Inc..........
                                       9,000      218,250
 Illinova Corp...................
                                       2,600       78,000
 Maine Public Service Co.........
                                         100        2,137
 Niagara Mohawk Power Corp.......
                                       1,900       18,288
 Northeast Utilities.............
                                       4,200      102,375
 Pacific Gas & Electric Co.......
                                      13,200      374,550
 Pinnacle West Capital Corp......
                                       1,800       51,750
 Potomac Electric Power Co.......
                                       5,700      149,625
 P P & L Resources, Inc..........
                                       5,400      135,000
 Public Service Enterprise
  Group..........................
                                       6,900      211,312
 Scecorp.........................
                                      14,200      252,050
 Texas Utilities Co..............
                                       7,000      287,875
 Unicom Corp.....................
                                       7,300      239,075
 Western Resources Inc...........
                                       2,100       70,088
                                              -----------
                                                3,745,588
                                              -----------
TELEPHONE (3.7%)
 AT&T............................
                                      43,600    2,823,100
 GTE Corp........................
                                      32,900    1,447,600
 MCI Communications Corp.........
                                      23,000      602,313
 Pacific Telesis Group...........
                                      14,500      487,562
 SBC Communications, Inc.........
                                       5,800      333,500
 Sprint Corp.....................
                                      11,800      470,525
 U.S. West, Inc. Communications
  Group..........................
                                      16,000      572,000
                                              -----------
                                                6,736,600
                                              -----------
WATER (0.0%)*
 Aquarion Co.....................
                                         400       10,200
 E'Town Corp.....................
                                         500       15,063
 SJW Corp........................
                                         200        7,550

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   ---------  -----------
WATER (CONTINUED)
 Southern California Water Co....
                                       1,300  $    26,325
                                              -----------
                                                   59,138
                                              -----------
    Total Utilities..............
                                               10,541,326
                                              -----------
TOTAL UNITED STATES COMMON STOCKS
(COST $74,860,868)...............
                                               90,376,145
                                              -----------
TOTAL COMMON STOCKS (COST
  $93,090,612)...................
                                              110,009,170
                                              -----------
PREFERRED STOCKS (0.1%)
FRANCE (0.0%)*
 Legrand (Electrical
  Equipment).....................
                                         560       56,034
                                              -----------
GERMANY (0.0%)*
 Henkel (Healthcare).............
                                         150       56,413
                                              -----------
TOTAL PREFERRED STOCKS
(COST $102,540)..................
                                                  112,447
                                              -----------
TOTAL EQUITY SECURITIES
(COST $93,193,152)...............
                                              110,121,617
                                              -----------

                                   PRINCIPAL
                                    AMOUNT
                                   (IN YEN)
                                   ---------
FIXED INCOME SECURITIES (35.6%)
CONVERTIBLE BONDS (0.3%)
JAPAN (0.2%)
 BOT Cayman Finance 4.250% due
  03/31/49 (Banking).............
                                   30,000,000     400,969
 Izumiya Corp. 0.800% due
  08/31/99 (Retail)..............
                                   5,000,000       56,659
                                              -----------
                                                  457,628
                                              -----------

                                   PRINCIPAL
                                    AMOUNT
                                   (IN USD)
                                   ---------
UNITED STATES (0.0%)*
 Boston Chicken Inc. 4.500%
  debenture due 2/01/04..........
                                      16,000       19,040
                                              -----------
TOTAL CONVERTIBLE BONDS (COST
  $419,454)......................
                                                  476,668
                                              -----------
                                   PRINCIPAL
                                    AMOUNT
                                   (IN USD)      VALUE
                                   ---------  -----------

COLLATERALIZED OBLIGATIONS (3.8%)
FINANCE (3.8%)
 Green Tree Financial Corp.
  Series 1994-1 7.200% due
  04/15/19.......................
                                   3,000,000  $ 3,144,090
 Green Tree Financial Corp.
  Series 95-A 7.250% due
  07/15/05.......................
                                   1,777,721    1,802,720
 Premier Auto Trust Series 1993-6
  4.65% due 11/02/99.............
                                   1,892,059    1,874,047
 Prudential Home Mortgage
  Securities Co. Series 1992-36
  6.500% due 11/25/99............
                                     119,152      118,676
 Resolution Trust Corp. Mtg. Pass
  Thru Series 1993 6.975% due
  05/25/24 (b)...................
                                      84,357       84,634
                                              -----------
TOTAL COLLATERALIZED OBLIGATIONS
(COST $6,848,399)................
                                                7,024,167
                                              -----------
CORPORATE OBLIGATIONS (15.1%)
FINANCE (9.0%)
FINANCIAL SERVICES (9.0%)
 Access Financial Corp. 6.375%
  due 05/15/21...................
                                   3,000,000    3,023,910
 Bank of America Inc. 9.500% due
  04/01/01.......................
                                   1,025,000    1,185,064
 Chemical Banking Corp. 10.125%
  due 11/01/00...................
                                     800,000      938,008
 Chrysler Financial Corp. 8.460%
  due 01/19/00...................
                                   1,000,000    1,082,720
 Chrysler Financial Corp. 6.50%
  due 08/21/97...................
                                     500,000      505,950
 Comerica Bank Detroit, Michigan
  6.750% due 05/12/98............
                                   2,000,000    2,052,560
 First Union Corp 6.550% due
  10/15/35.......................
                                   2,800,000    2,871,988
 Ford Motor Credit 8.625% due
  01/24/00.......................
                                   1,140,000    1,241,888
 General Motors Acceptance Corp.
  6.250% due 01/06/00............
                                   1,500,000    1,511,010
 NationsBank Corp. 6.500% due
  08/15/03.......................
                                   2,000,000    2,023,540
                                              -----------
    Total Finance................
                                               16,436,638
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                    AMOUNT
                                   (IN USD)      VALUE
                                   ---------  -----------
INDUSTRIAL PRODUCTS & SERVICES (2.7%)
DIVERSIFIED MANUFACTURING (2.7%)
 ITT Corp. 7.400% due 11/15/25...
                                     800,000  $   838,792
 Sears Roebuck & Co. 8.52% due
  05/13/02.......................
                                   2,300,000    2,574,689
 Texas Eastern Corp. 8.500% due
  02/10/97.......................
                                   1,000,000    1,025,000
 USG Corp 8.500% due 08/01/05....
                                     500,000      516,250
                                              -----------
    Total Industrial Products &
     Services....................
                                                4,954,731
                                              -----------
UTILITIES (2.9%)
 Cooperative Util Tr. Big Rivers
  Electric Co. 9.500% due
  02/15/17.......................
                                   2,000,000    2,214,680
 Cleveland Electric Illumination
  Co. 9.500% due 05/15/05........
                                   1,900,000    1,974,822
 Commonwealth Edison Co. 6.000%
  due 03/15/98...................
                                   1,090,000    1,090,327
                                              -----------
    Total Utilities..............
                                                5,279,829
                                              -----------
TELEPHONE (0.6%)
 GTE Corp. 8.850% due 03/01/98...
                                   1,000,000    1,059,220
                                              -----------
TOTAL CORPORATE OBLIGATIONS
(COST $26,968,427)...............
                                               27,730,418
                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.8%)
 Federal Home Loan 200052 8.500%
  due 09/01/01...................
                                      27,788       28,617
 Federal Home Loan E20081 6.000%
  due 03/01/09...................
                                      50,277       49,827
 Federal Home Loan E20199 6.000%
  due 09/01/10...................
                                     573,912      568,391
 Federal Home Loan E61029 6.000%
  due 08/01/10...................
                                   1,998,664    1,979,477
 Federal Home Loan E61184 6.000%
  due 09/01/10...................
                                     378,210      374,567
 Federal Home Loan E61237 6.000%
  due 09/01/10...................
                                     100,811       99,843
 Federal Home Loan E61351 6.000%
  due 09/01/10...................
                                     554,857      549,536
 Federal Home Loan E61707 6.000%
  due 10/01/10...................
                                     278,539      275,851
 Federal Home Loan E64105 7.000%
  due 10/01/25...................
                                     713,405      720,083
                                   PRINCIPAL
                                    AMOUNT
                                   (IN USD)      VALUE
                                   ---------  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
 Federal Home Loan E65049 7.000%
  due 11/01/25...................
                                     989,267  $   998,537
 Federal Home Loan E65081 7.000%
  due 11/01/25...................
                                     206,599      208,535
 Federal Home Loan E65216 7.000%
  due 11/01/25...................
                                   1,582,841    1,597,672
 FHLMC Gold 30 Yr Pass Thru TBA
  7.500% due 01/01/99 (a)........
                                   2,250,000    2,308,359
 FHLMC 30 Yr Pass Thru TBA 7.00%
  due 01/01/2099 (a).............
                                   2,270,000    2,291,281
 GNMA 348471 7.000% due
  05/15/23.......................
                                     436,711      441,969
 GNMA 353265 7.000% due
  05/15/23.......................
                                     103,161      104,405
 GNMA 333096 7.000% due
  06/15/23.......................
                                     427,665      432,810
 GNMA 337448 7.000% due
  06/15/23.......................
                                      93,983       95,117
 GNMA 342722 7.000% due
  06/15/23.......................
                                     432,234      437,460
 GNMA 354303 7.000% due
  06/15/23.......................
                                     423,187      428,283
 GNMA 333864 7.000% due
  07/15/23.......................
                                     447,907      453,349
 GNMA 344934 7.000% due
  07/15/23.......................
                                     103,349      104,591
 GNMA 351588 7.000% due
  07/15/23.......................
                                     430,039      435,213
 GNMA 353972 7.000% due
  07/15/23.......................
                                     401,293      406,108
 GNAM 359017 7.000% due
  07/15/23.......................
                                     417,034      422,067
 GNMA 364318 7.000% due
  08/15/23.......................
                                     130,783      132,361
 GNMA 376371 7.000% due
  01/15/24.......................
                                      91,278       92,381
                                              -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST
$15,517,647).....................
                                               16,036,690
                                              -----------
U.S. TREASURY OBLIGATIONS (7.6%)
 U.S. Treasury Bonds 10.375% due
  11/15/12.......................
                                   3,960,000    5,475,056

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                    AMOUNT
                                   (IN USD)      VALUE
                                   ---------  -----------
U.S. TREASURY OBLIGATIONS (CONTINUED)
 U.S. Treasury Bonds 8.125% due
  08/15/19 (c)...................
                                   2,865,000  $ 3,600,818
 U.S. Treasury Bonds 8.500% due
  02/15/20.......................
                                      25,000       32,662
 U.S. Treasury Notes 6.500% due
  04/30/99.......................
                                   2,400,000    2,488,056
 U.S. Treasury Notes 7.500% due
  11/30/99.......................
                                   1,200,000    1,300,344
 U.S. Treasury SC Strip Int
  0.010% due 05/15/02............
                                   1,425,000    1,013,004
                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $13,051,437)...............
                                               13,909,940
                                              -----------
TOTAL FIXED INCOME SECURITIES
(COST $62,805,364)...............
                                               65,177,883
                                              -----------
SHORT-TERM INVESTMENTS (6.3%)
REPURCHASE AGREEMENT (6.1%)
 Goldman Sachs Repurchase
  Agreement, 5.92% dated 12/29/95
  due 01/02/96, proceeds
  $11,006,235 (collateralized by
  $11,037,000 U.S. Treasury Note,
  6.125% due 05/31/97, valued at
  $11,219,781) (cost
  $10,999,000)...................
                                   10,999,000  10,999,000
                                              -----------

                                    SHARES       VALUE
                                   ---------  -----------
OTHER MUTUAL FUNDS (0.2%)
 Seven Seas Money Market Fund....
                                     386,432  $   386,432
                                              -----------
FOREIGN CURRENCY*
(COST $67,189)...................
                                                   67,047
                                              -----------

TOTAL SHORT-TERM INVESTMENTS (COST
$11,452,621)......................             11,452,479
                                             ------------
TOTAL INVESTMENTS (102.0%)
(COST $167,451,137)........................
                                              186,751,979
OTHER LIABILITIES IN EXCESS OF
 ASSETS (-2.0%)...................
                                               (3,601,205)
                                             ------------
NET ASSETS (100.0%)...............
                                             $183,150,774
                                             ------------
                                             ------------

(a) Non-income producing securities.

(b) Floating Rate Note.

(c) $2,500,000 par segregated as collateral for initial margin on futures contracts.

 *  Less than 0.1%.
    For federal income tax purposes, the cost of securities owned at December 31, 1995 was substantially the same as the cost of securities for financial statement purposes.
Abbreviations:

ADR -- American Depository Receipt

GNMA -- Government National Mortgage Association

FHLMC -- Federal Home Loan Mortgage Corp.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                    PERCENT OF
                                                                                     PORTFOLIO
                                                                                    -----------
Financial Services................................................................       14.1%
U.S. Government Agency Obligations................................................        8.6%
U.S. Treasury Obligations.........................................................        7.4%
Drugs & Healthcare................................................................        5.7%
Beverages, Food, Soap & Tobacco...................................................        5.5%
Diversified Manufacturing.........................................................        5.3%
Banking...........................................................................        5.2%
Electric Utilities................................................................        5.2%
Oil-Production....................................................................        4.6%
Telephone.........................................................................        4.2%
Merchandising.....................................................................        3.0%
Entertainment, Leisure & Media....................................................        2.9%
Information Processing............................................................        2.6%
Insurance.........................................................................        2.2%
Automotive & Automotive Supplies..................................................        2.1%
Chemicals.........................................................................        1.7%
Metals & Mining...................................................................        1.4%
Aerospace.........................................................................        1.3%
Electrical Equipment..............................................................        1.1%
Electronics.......................................................................        1.1%
Railroads.........................................................................        0.8%
Capital Goods.....................................................................        0.7%
Paper & Forest Products...........................................................        0.6%
Health & Personal Care............................................................        0.6%
Machinery & Engineering...........................................................        0.5%
Telecommunications - Equipment....................................................        0.5%
Natural Gas.......................................................................        0.5%
Computer Software.................................................................        0.5%
Commercial Services...............................................................        0.5%
Pollution Control.................................................................        0.4%
Home Construction.................................................................        0.4%
Semiconductors....................................................................        0.4%
Truck & Freight Carriers..........................................................        0.3%
Real Estate.......................................................................        0.2%
Energy Sources....................................................................        0.2%
Multi-Industry....................................................................        0.2%
Oil - Services....................................................................        0.1%
Restaurants & Hotels..............................................................        0.1%
Transportation & Trade Service....................................................        0.1%
Construction Materials............................................................        0.1%
Pharmaceuticals...................................................................        0.1%
Miscellaneous.....................................................................        0.9%
Short Term Investments............................................................        6.1%
                                                                                    -----------
                                                                                        100.0%
                                                                                    -----------
                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $167,451,137)                                                                        $186,751,979
Cash                                                                                                                  16,317
Dividends and Interest Receivable                                                                                  1,092,001
Receivable for Investments Sold                                                                                      359,801
Unrealized Appreciation on Forward Foreign Currency Contracts                                                         63,355
Receivable for Expense Reimbursements                                                                                 39,834
Foreign Tax Reclaim Receivable                                                                                        25,787
Variation Margin Receivable on Futures Contracts                                                                       4,485
Deferred Organization Expenses                                                                                         2,515
Other Assets                                                                                                           6,956
                                                                                                                ------------
    Total Assets                                                                                                 188,363,030
                                                                                                                ------------

LIABILITIES
Payable for Investments Purchased                                                                                  5,009,556
Advisory Fee Payable                                                                                                 116,267
Custody Fee Payable                                                                                                   59,051
Administration Fee Payable                                                                                             1,024
Fund Services Fee Payable                                                                                                821
Administrative Services Fee Payable                                                                                      380
Accrued Expenses                                                                                                      25,157
                                                                                                                ------------
    Total Liabilities                                                                                              5,212,256
                                                                                                                ------------

NET ASSETS
Applicable to Investor's Beneficial Interests                                                                   $183,150,774
                                                                                                                ------------
                                                                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest (Net of Foreign Withholding Tax of $58)                                                                    $ 2,524,120
Dividends (Net of Foreign Withholding Tax of $26,751)                                                                 1,320,532
                                                                                                                    -----------
Net Investment Income                                                                                                 3,844,652

EXPENSES
Advisory Fee                                                                                          $    533,800
Custodian Fees and Expenses                                                                                163,331
Professional Fees                                                                                           23,644
Financial and Fund Accounting Services Fee                                                                  18,839
Printing Expense                                                                                             9,075
Fund Services Fee                                                                                            7,265
Administration Fees                                                                                          5,631
Trustees' Fees and Expenses                                                                                  2,208
Amortization of Organization Expenses                                                                          505
Administrative Services Fees                                                                                   380
Miscellaneous                                                                                                1,814
                                                                                                      ------------
Total Expenses                                                                                             766,492
Less: Reimbursement of Expenses                                                                           (135,639)
                                                                                                      ------------
Net Expenses                                                                                                           (630,853)
                                                                                                                    -----------
NET INVESTMENT INCOME                                                                                                 3,213,799
NET REALIZED GAIN ON
  Investment Transactions (including $44,443 net realized gains from futures contracts)                 10,000,592
  Foreign Currency Transactions                                                                            375,437
                                                                                                      ------------
      Net Realized Gain                                                                                              10,376,029
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $36,959 net unrealized gains from futures contracts)                            6,777,007
  Foreign Currency Contracts and Translations                                                               97,226
                                                                                                      ------------
      Net Change in Unrealized Appreciation                                                                           6,874,233
                                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $20,464,061
                                                                                                                    -----------
                                                                                                                    -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE SIX
                                                                                    MONTHS ENDED      FOR THE FISCAL
                                                                                  DECEMBER 31, 1995     YEAR ENDED
                                                                                     (UNAUDITED)      JUNE 30, 1995
                                                                                  -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                               $  3,213,799       $   4,471,528
Net Realized Gain on Investments and Foreign Currency Transactions                    10,376,029           3,210,462
Net Change in Unrealized Appreciation of Investment and Foreign Currency
 Translations                                                                          6,874,233          14,857,024
                                                                                  -----------------   --------------
Net Increase in Net Assets Resulting from Operations                                  20,464,061          22,539,014
                                                                                  -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                         38,053,379         114,559,561
Withdrawals                                                                          (62,443,457)        (15,109,920)
                                                                                  -----------------   --------------
Net Increase (Decrease) from Investors' Transactions                                 (24,390,078)         99,449,641
                                                                                  -----------------   --------------
Total Increase (Decrease) in Net Assets                                               (3,926,017)        121,988,655

NET ASSETS
Beginning of Period                                                                  187,076,791          65,088,136
                                                                                  -----------------   --------------
End of Period                                                                       $183,150,774       $ 187,076,791
                                                                                  -----------------   --------------
                                                                                  -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                         FOR THE SIX                              FOR THE PERIOD
                                        MONTHS ENDED      FOR THE FISCAL           JULY 8, 1993
                                      DECEMBER 31, 1995     YEAR ENDED     (COMMENCEMENT OF OPERATIONS)
                                         (UNAUDITED)      JUNE 30, 1995       THROUGH JUNE 30, 1994
                                      -----------------   --------------   ----------------------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                   0.65%(a)              0.65%                0.70%(a)
  Net Investment Income                      3.31%(a)              3.71%                2.88%(a)
  Decrease reflected in Expense
   Ratio due to Expense
   Reimbursement                             0.14%(a)              0.32%                0.48%(a)
Portfolio Turnover                             69%(b)               136%                 115%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)The Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar (USD) and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1995, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                U.S. DOLLAR   NET UNREALIZED
                                                      COST/      VALUE AT      APPRECIATION
PURCHASE CONTRACTS                                   PROCEEDS    12/31/95     (DEPRECIATION)
--------------------------------------------------  ----------  -----------   --------------
Japanese Yen 45,648,000, expiring 01/30/96........  $  450,000  $   444,336      $(5,664)


SALE CONTRACTS
--------------------------------------------------
Japanese Yen 293,119,758, expiring 01/30/96.......   2,922,238    2,853,219       69,019
                                                                                 -------
NET UNREALIZED APPRECIATION (DEPRECIATION) ON
 FORWARD FOREIGN CURRENCY CONTRACTS...............                               $63,355
                                                                                 -------
                                                                                 -------

    d)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions in U.S. Treasury securities during the six months ended December 31, 1995 are summarized as follows:

                                                    NUMBER OF CONTRACTS   PRINCIPAL AMOUNT OF CONTRACTS
                                                    -------------------   -----------------------------
Contracts opened..................................           50                    $ 6,114,119
Contracts closed..................................          (32)                    (3,899,984)
                                                             --
                                                                                   -----------
Open at end of period.............................           18                    $ 2,214,135
                                                             --
                                                             --
                                                                                   -----------
                                                                                   -----------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1995

                                                                                    NET UNREALIZED
                                                                CONTRACTS LONG       APPRECIATION
                                                             ---------------------  ---------------
Two-Year U.S. Treasury, expiring March 1996................                2           $   2,110
Five-Year U.S. Treasury, expiring March 1996...............                7               9,354
Ten-Year U.S. Treasury, expiring March 1996................                5              10,275
Thirty-Year U.S. Treasury, expiring March 1996.............                4              15,220
                                                                           -
                                                                                         -------
    Totals.................................................               18           $  36,959
                                                                           -
                                                                           -
                                                                                         -------
                                                                                         -------

    e)The Portfolio incurred organization expenses in the amount of $5,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    f)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    g)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.55% of the Portfolio's average daily net assets. For the six months ended December 31, 1995, such fees amounted to $533,800.

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period from July 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $5,430.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through December 31, 1995, Signature's fee for these services amounted to $201.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.10% of the Portfolio's average daily net assets up to and including $200 million, 0.05% on the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the period July 1, 1995 through August 31, 1995, the fee for these services amounted to $18,839. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through December 31, 1995, the fee for these services amounted to $380.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio. For the six months ended December 31, 1995, Morgan agreed to reimburse the Portfolio $135,639 for expenses under this agreement.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's cost in performing its services amounted to $7,265 for the six months ended December 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fee and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $900.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended December 31, 1995 were as follows:

   COST OF         PROCEEDS
  PURCHASES       FROM SALES
--------------  --------------
 $126,198,920   $  149,197,834

THE PIERPONT MONEY MARKET FUND                                THE
THE PIERPONT TAX EXEMPT MONEY MARKET FUND                     PIERPONT
THE PIERPONT TREASURY MONEY MARKET FUND                       DIVERSIFIED
THE PIERPONT SHORT TERM BOND FUND                             FUND
THE PIERPONT BOND FUND
THE PIERPONT TAX EXEMPT BOND FUND
THE PIERPONT NEW YORK TOTAL RETURN BOND FUND
THE PIERPONT DIVERSIFIED FUND
THE PIERPONT EQUITY FUND
THE PIERPONT CAPITAL APPRECIATION FUND
THE PIERPONT INTERNATIONAL EQUITY FUND
THE PIERPONT EMERGING MARKETS EQUITY FUND




FOR MORE INFORMATION ON HOW THE                               SEMI-ANNUAL REPORT
PIERPONT FAMILY OF FUNDS CAN HELP                             DECEMBER 31, 1995
YOU PLAN FOR YOUR FUTURE, CALL J.P.
MORGAN FUNDS SERVICES AT (800) 521-5411.